UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments

Foreign Government Bonds — 44.8%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	24,274	$35,623,020

Total Albania			$35,623,020

Argentina — 0.5%
Republic of Argentina, 7.00%, 10/3/15(2)	USD	24,950	$24,153,382

Total Argentina			$24,153,382

Australia — 2.1%
Australia Government Bond, 1.25%, 2/21/22(1)(3)	AUD	25,826	$23,877,156
Australia Government Bond, 5.75%, 7/15/22	AUD	71,476	75,590,884

Total Australia			$99,468,040

Bangladesh — 0.3%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	$1,370,964
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	86,900	1,187,340
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	164,400	2,246,487
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,251,189
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	304,300	4,181,276
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	182,600	2,514,115

Total Bangladesh			$12,751,371

Barbados — 0.1%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	5,912	$4,751,770

Total Barbados			$4,751,770

Bermuda — 1.1%
Government of Bermuda, 4.854%, 2/6/24(4)	USD	31,245	$32,232,811
Government of Bermuda, 5.603%, 7/20/20(4)	USD	16,732	18,622,716

Total Bermuda			$50,855,527

Brazil — 0.1%
Brazil Letra do Tesouro Nacional, 0.00%, 1/1/15(10)	BRL	108	$45,088
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	10,860	4,156,043

Total Brazil			$4,201,131

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	1,534,002	$2,377,583
Titulo Propiedad UD, 1.63%, 7/13/16(3)	CRC	171,011	307,151

Total Costa Rica			$2,684,734

Security		Principal Amount (000’s omitted)	Value

Croatia — 1.7%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	58,771	$80,984,125

Total Croatia			$80,984,125

Cyprus — 0.2%
Republic of Cyprus, 3.75%, 11/1/15(1)	EUR	8,484	$11,670,224

Total Cyprus			$11,670,224

Dominican Republic — 0.7%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	195,500	$4,244,578
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	340,000	8,138,465
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	29,800	713,313
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	675,600	18,856,205
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	13,600	379,580

Total Dominican Republic			$32,332,141

Ecuador — 0.2%
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	10,641	$11,425,774

Total Ecuador			$11,425,774

Fiji — 0.6%
Republic of Fiji, 9.00%, 3/15/16	USD	24,711	$26,217,641

Total Fiji			$26,217,641

Germany — 0.5%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$23,901,289

Total Germany			$23,901,289

Hungary — 0.6%
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	14,835	$21,379,882
Republic of Hungary, 4.375%, 7/4/17(1)	EUR	2,022	2,962,285
Republic of Hungary, 5.50%, 5/6/14(1)	GBP	2,983	5,039,517

Total Hungary			$29,381,684

Iceland — 0.3%
Republic of Iceland, 6.00%, 10/13/16	ISK	261,210	$1,805,970
Republic of Iceland, 6.25%, 2/5/20	ISK	335,830	2,259,554

15	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Iceland (continued)
Republic of Iceland, 8.75%, 2/26/19	ISK	1,414,921	$10,549,586

Total Iceland			$14,615,110

India — 1.2%
India Government Bond, 7.16%, 5/20/23	INR	1,221,670	$17,830,042
India Government Bond, 8.12%, 12/10/20	INR	2,517,340	40,335,287

Total India			$58,165,329

Indonesia — 0.4%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	195,606,000	$17,345,937

Total Indonesia			$17,345,937

Ivory Coast — 0.6%
Ivory Coast, 5.75%, 12/31/32(1)	USD	32,152	$30,470,450

Total Ivory Coast			$30,470,450

Jordan — 0.8%
Jordan Government Bond, 6.648%, 5/22/14	JOD	4,100	$5,800,152
Jordan Government Bond, 6.925%, 6/4/14	JOD	4,000	5,666,654
Jordan Government Bond, 7.078%, 7/18/14	JOD	800	1,138,623
Jordan Government Bond, 7.387%, 8/30/14	JOD	3,300	4,723,375
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	2,919,004
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	3,039,745
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	3,055,879
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	11,414	11,471,070

Total Jordan			$37,814,502

Kenya — 0.0%(5)
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	$2,253,573

Total Kenya			$2,253,573

Latvia — 0.1%
Republic of Latvia, 2.625%, 1/21/21(4)	EUR	2,377	$3,360,615

Total Latvia			$3,360,615

Lebanon — 1.6%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	5,232	$5,284,189
Lebanese Republic, 5.875%, 1/15/15	USD	1,000	1,022,260
Lebanese Republic, 8.50%, 8/6/15	USD	4,750	5,080,125
Lebanese Republic, 8.50%, 1/19/16(1)	USD	46,065	49,635,038
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	9,093,200	6,124,097
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	6,062,310	4,065,517

Security		Principal Amount (000’s omitted)	Value

Lebanon (continued)
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	2,325,350	$1,557,055
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	4,463,130	2,985,266

Total Lebanon			$75,753,547

Mexico — 2.0%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707	$96,728,175

Total Mexico			$96,728,175

New Zealand — 2.3%
New Zealand Government Bond, 2.00%, 9/20/25(3)	NZD	44,160	$35,285,665
New Zealand Government Bond, 3.00%, 9/20/30(3)	NZD	33,824	29,393,989
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390	29,912,305
New Zealand Government Bond, 5.50%, 4/15/23	NZD	16,093	14,996,801

Total New Zealand			$109,588,760

Pakistan — 1.0%
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	23,525	$23,701,438
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	21,780	21,725,550

Total Pakistan			$45,426,988

Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(4)	USD	8,147	$8,136,816

Total Paraguay			$8,136,816

Philippines — 1.3%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$8,077,753
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	7,598,163
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	38,057,688
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,294,007

Total Philippines			$60,027,611

Romania — 1.6%
Romania Government Bond, 4.625%, 9/18/20(1)	EUR	10,091	$15,399,716
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	26,465	41,015,667
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	12,823	19,068,635

Total Romania			$75,484,018

Russia — 1.2%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	56,400	$57,302,400

Total Russia			$57,302,400

16	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Rwanda — 0.6%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	3,490	$3,524,900
Republic of Rwanda, 6.625%, 5/2/23(4)	USD	25,220	25,472,200

Total Rwanda			$28,997,100

Serbia — 3.0%
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	$2,383,109
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	12,152,135
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	17,174,746
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	20,457,657
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	34,571,696
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	469,015
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,897,020
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	495,400	5,899,183
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	21,009,380
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	7,819,622
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	17,006,776

Total Serbia			$142,840,339

Slovenia — 5.1%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	19,953	$20,601,472
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	9,851	14,781,714
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	36,977	56,058,605
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	10,680	16,116,332
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	28,074	43,291,196
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	17,709,188
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	68,886	75,257,955

Total Slovenia			$243,816,462

Sri Lanka — 3.5%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	38,376	$38,663,820
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	15,479,550
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	23,981	25,150,074
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	6,342	6,563,970
Republic of Sri Lanka, 6.25%, 7/27/21(4)	USD	5,870	6,075,450
Republic of Sri Lanka, 7.40%, 1/22/15(1)	USD	2,491	2,577,838
Republic of Sri Lanka, 7.40%, 1/22/15(4)	USD	1,100	1,142,625
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	817,150	5,478,798
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	1,693,260	12,347,830
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	130,830	969,103
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	707,490	5,502,669
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	306,840	2,331,276
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	3,114,990	23,651,364
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,647,330	12,461,495
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	421,350	3,252,924

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	312,080	$2,285,764
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	448,760	3,567,968

Total Sri Lanka			$167,502,518

Tanzania — 1.1%
United Republic of Tanzania, 6.332%, 3/9/20(1)(6)	USD	49,465	$52,061,913

Total Tanzania			$52,061,913

Turkey — 3.1%
Turkey Government Bond, 2.00%, 10/26/22(3)	TRY	15,527	$7,147,541
Turkey Government Bond, 3.00%, 1/6/21(3)	TRY	18,457	9,099,126
Turkey Government Bond, 3.00%, 7/21/21(3)	TRY	28,773	14,205,615
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	201,074	104,129,488
Turkey Government Bond, 6.50%, 1/7/15	TRY	31,260	14,582,226

Total Turkey			$149,163,996

Uganda — 0.6%
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$999,255
Uganda Government Bond, 13.375%, 2/25/16	UGX	9,767,800	3,899,610
Uganda Government Bond, 14.00%, 3/24/16	UGX	11,686,200	4,701,884
Uganda Government Bond, 14.125%, 12/1/16	UGX	29,992,700	12,118,523
Uganda Government Bond, 14.625%, 11/1/18	UGX	16,773,000	6,915,058

Total Uganda			$28,634,330

Uruguay — 0.8%
Monetary Regulation Bill, 0.00%, 3/26/15(3)	UYU	274,138	$11,290,580
Monetary Regulation Bill, 0.00%, 7/2/15(3)	UYU	121,112	4,912,175
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	39,280	1,412,682
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	120,430	4,256,224
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	100,000	3,474,056
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	9,000	307,434
Monetary Regulation Bill, 0.00%, 3/3/16(3)	UYU	292,693	11,438,552
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(3)	UYU	38,186	1,552,756
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(3)	UYU	5,021	204,655
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,397,699

Total Uruguay			$40,246,813

Venezuela — 1.8%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	18,913	$17,210,830
Bolivarian Republic of Venezuela, 6.00%, 12/9/20(1)	USD	1,709	1,241,161
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(1)	USD	13,518	9,158,445
Bolivarian Republic of Venezuela, 7.65%, 4/21/25	USD	17,739	13,215,555
Bolivarian Republic of Venezuela, 7.75%, 10/13/19(1)	USD	19,137	15,692,586

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Venezuela (continued)
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	28,133	$28,062,668

Total Venezuela			$84,581,245

Zambia — 1.1%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	50,485	$52,767,780

Total Zambia			$52,767,780

Total Foreign Government Bonds (identified cost $2,075,135,716)			$2,133,488,180

Foreign Corporate Bonds — 0.1%

Security		Principal Amount (000’s omitted)	Value

Venezuela — 0.1%
Petroleos de Venezuela SA, 4.90%, 10/28/14	USD	6,955	$6,757,226

Total Venezuela			$6,757,226

Total Foreign Corporate Bonds (identified cost $6,762,967)			$6,757,226

Debt Obligations — United States — 34.5%

Corporate Bonds & Notes — 0.0%(5)

Security		Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$621,071

Total Corporate Bonds & Notes (identified cost $520,073)			$621,071

Collateralized Mortgage Obligations — 1.5%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$197,198	$225,852
Series 1548, Class Z, 7.00%, 7/15/23		187,633	209,952
Series 1650, Class K, 6.50%, 1/15/24		1,144,852	1,261,432
Series 1817, Class Z, 6.50%, 2/15/26		146,998	165,197
Series 1927, Class ZA, 6.50%, 1/15/27		588,425	668,815
Series 2127, Class PG, 6.25%, 2/15/29		825,600	912,286

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 2344, Class ZD, 6.50%, 8/15/31	$1,111,857	$1,252,164
Series 2458, Class ZB, 7.00%, 6/15/32	1,948,624	2,208,438

		$6,904,136

Federal National Mortgage Association:
Series 1992-180, Class F, 1.302%, 10/25/22(6)	$695,737	$708,482
Series 1993-16, Class Z, 7.50%, 2/25/23	692,201	782,921
Series 1993-79, Class PL, 7.00%, 6/25/23	468,257	531,395
Series 1993-104, Class ZB, 6.50%, 7/25/23	176,515	197,312
Series 1993-121, Class Z, 7.00%, 7/25/23	2,667,647	2,994,339
Series 1993-141, Class Z, 7.00%, 8/25/23	525,040	589,058
Series 1994-42, Class ZQ, 7.00%, 4/25/24	3,235,399	3,651,236
Series 1994-79, Class Z, 7.00%, 4/25/24	649,056	736,582
Series 1994-89, Class ZQ, 8.00%, 7/25/24	501,345	577,117
Series 1996-35, Class Z, 7.00%, 7/25/26	158,859	179,832
Series 1998-16, Class H, 7.00%, 4/18/28	454,231	515,835
Series 1998-44, Class ZA, 6.50%, 7/20/28	843,631	957,745
Series 1999-25, Class Z, 6.00%, 6/25/29	993,530	1,111,411
Series 2000-2, Class ZE, 7.50%, 2/25/30	209,558	241,598
Series 2000-49, Class A, 8.00%, 3/18/27	614,006	715,927
Series 2001-31, Class ZA, 6.00%, 7/25/31	6,667,928	7,511,062
Series 2001-37, Class GA, 8.00%, 7/25/16	26,756	28,008
Series 2001-74, Class QE, 6.00%, 12/25/31	2,042,715	2,245,094
Series 2009-48, Class WA, 5.841%, 7/25/39(7)	8,319,330	9,257,060
Series 2011-38, Class SA, 13.043%, 5/25/41(8)	9,831,325	10,290,171
Series G48, Class Z, 7.10%, 12/25/21	578,363	639,977
Series G92-60, Class Z, 7.00%, 10/25/22	1,277,600	1,406,835
Series G93-1, Class K, 6.675%, 1/25/23	895,409	996,371
Series G93-31, Class PN, 7.00%, 9/25/23	2,712,400	3,049,444
Series G93-41, Class ZQ, 7.00%, 12/25/23	5,546,643	6,240,675
Series G94-7, Class PJ, 7.50%, 5/17/24	892,668	1,022,116

		$57,177,603

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$624,222	$701,220
Series 1996-22, Class Z, 7.00%, 10/16/26	501,366	565,580
Series 1999-42, Class Z, 8.00%, 11/16/29	1,512,762	1,779,189
Series 2000-21, Class Z, 9.00%, 3/16/30	2,188,949	2,639,451
Series 2001-35, Class K, 6.45%, 10/26/23	205,629	229,170

		$5,914,610

Total Collateralized Mortgage Obligations (identified cost $66,287,167)		$69,996,349

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Mortgage Pass-Throughs — 20.5%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
2.452%, with maturity at 2036(9)	$5,312,777	$5,639,493
2.887%, with maturity at 2035(9)	4,460,350	4,743,690
3.142%, with maturity at 2029(9)	730,204	743,151
3.226%, with maturity at 2023(9)	183,974	192,307
4.33%, with maturity at 2030(9)	1,056,802	1,148,777
4.50%, with various maturities to 2035	2,446,224	2,599,764
5.00%, with various maturities to 2019	1,755,398	1,852,751
5.50%, with various maturities to 2019	5,232,145	5,535,280
6.00%, with various maturities to 2035	39,695,230	43,922,506
6.50%, with various maturities to 2033	35,072,466	40,254,448
6.60%, with maturity at 2030	2,032,168	2,379,285
7.00%, with various maturities to 2036	35,676,091	41,520,089
7.31%, with maturity at 2026	131,225	155,073
7.50%, with various maturities to 2035	21,104,510	24,822,165
7.95%, with maturity at 2022	312,448	362,490
8.00%, with various maturities to 2034	8,057,691	9,744,738
8.15%, with maturity at 2021	144,385	165,907
8.30%, with maturity at 2021	29,652	32,685
8.47%, with maturity at 2018	57,642	64,118
8.50%, with various maturities to 2028	694,004	822,654
9.00%, with various maturities to 2027	1,276,283	1,483,023
9.50%, with maturity at 2027	152,859	182,873
9.75%, with maturity at 2016	599	633
10.00%, with various maturities to 2020	366,960	413,632
10.50%, with maturity at 2021	205,102	231,114
11.00%, with maturity at 2016	146,138	154,829

		$189,167,475

Federal National Mortgage Association:
1.959%, with maturity at 2022(9)	$1,562,403	$1,597,340
1.975%, with maturity at 2027(9)	311,458	319,827
1.995%, with maturity at 2038(9)	1,078,833	1,115,684
2.018%, with various maturities to 2035(9)	20,619,418	21,385,068
2.033%, with maturity at 2023(9)	865,305	887,214
2.034%, with various maturities to 2033(9)	15,174,885	15,656,097
2.089%, with maturity at 2035(9)	4,303,028	4,436,720
2.168%, with maturity at 2025(9)	1,109,149	1,145,407
2.275%, with maturity at 2028(9)	223,571	233,723
2.368%, with maturity at 2024(9)	662,811	687,621
3.059%, with maturity at 2023(9)	103,793	107,249
3.646%, with maturity at 2034(9)	2,794,770	3,038,002
3.736%, with maturity at 2035(9)	8,800,342	9,566,247
3.955%, with maturity at 2035(9)	7,433,799	8,080,772
5.00%, with various maturities to 2033	3,553,709	3,822,729
5.50%, with various maturities to 2023	7,113,139	7,558,079
6.00%, with various maturities to 2038(10)	241,688,332	268,092,456
6.322%, with maturity at 2032(9)	2,825,245	3,134,863

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
6.50%, with various maturities to 2038	$106,826,830	$120,893,713
7.00%, with various maturities to 2037	86,126,002	100,343,310
7.11%, with maturity at 2025(9)	92,049	98,075
7.50%, with various maturities to 2037	61,596,441	72,870,238
8.00%, with various maturities to 2030	4,779,322	5,657,003
8.50%, with various maturities to 2037	8,240,008	9,916,004
9.00%, with various maturities to 2032	2,115,147	2,476,120
9.091%, with maturity at 2028(7)	233,640	257,874
9.50%, with various maturities to 2031	1,915,963	2,329,356
10.184%, with maturity at 2027(7)	241,161	273,631
10.50%, with maturity at 2029	216,144	257,499
11.00%, with maturity at 2016	266	266
11.50%, with maturity at 2031	305,682	375,511

		$666,613,698

Government National Mortgage Association:
2.00%, with maturity at 2024(9)	$463,143	$481,100
6.00%, with various maturities to 2033	34,631,678	39,621,489
6.50%, with various maturities to 2032	16,063,837	18,559,285
7.00%, with various maturities to 2035	32,844,271	38,474,074
7.50%, with various maturities to 2031	5,262,624	6,156,346
7.75%, with maturity at 2019	25,990	29,676
8.00%, with various maturities to 2034	12,036,244	14,265,621
8.30%, with various maturities to 2020	40,998	44,862
8.50%, with various maturities to 2021	511,380	559,520
9.00%, with various maturities to 2025	257,622	303,831
9.50%, with various maturities to 2026	996,869	1,219,935

		$119,715,739

Total Mortgage Pass-Throughs (identified cost $949,006,156)		$975,496,912

U.S. Government Agency Obligations — 6.7%

Security	Principal Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$22,324,680
4.125%, 3/13/20	65,000,000	72,494,110
4.625%, 9/11/20	19,325,000	22,108,515
5.25%, 12/11/20	11,545,000	13,686,978
5.25%, 12/9/22	14,850,000	17,662,026
5.365%, 9/9/24	12,700,000	15,182,634
5.375%, 9/30/22	49,780,000	59,805,095
5.375%, 8/15/24	22,000,000	26,578,684
5.625%, 6/11/21	12,850,000	15,634,210
5.75%, 6/12/26	14,850,000	18,355,877

		$283,832,809

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

United States Agency for International Development — Israel:
5.50%, 12/4/23	$5,000,000	$6,021,005
5.50%, 4/26/24	22,500,000	27,162,292

		$33,183,297

Total U.S. Government Agency Obligations (identified cost $288,563,377)		$317,016,106

U.S. Treasury Obligations — 5.8%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(10)	$1,500,000	$2,048,555
U.S. Treasury Bond, 11.25%, 2/15/15(10)	200,000,000	217,671,800
U.S. Treasury Note, 4.75%, 5/15/14(10)	56,500,000	56,603,734

Total U.S. Treasury Obligations (identified cost $275,705,828)		$276,324,089

Total Debt Obligations — United States (identified cost $1,580,082,601)		$1,639,454,527

Common Stocks — 0.4%

Security	Shares	Value

Germany — 0.3%
Deutsche EuroShop AG	127,565	$6,150,237
Deutsche Wohnen AG	286,888	6,158,739

Total Germany		$12,308,976

Luxembourg — 0.1%
GAGFAH SA(11)	377,967	$5,977,978

Total Luxembourg		$5,977,978

Total Common Stocks (identified cost $12,124,062)		$18,286,954

Precious Metals — 0.7%

Description	Troy Ounces	Value
Platinum(11)	24,986	$35,604,480

Total Precious Metals (identified cost $43,799,986)		$35,604,480

Currency Call Options Purchased — 0.0%(5)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Bank of America	COP	10,531,260	COP	1,845.00	6/12/14	$2,603

Total Currency Call Options Purchased (identified cost $71,065)							$2,603

Currency Put Options Purchased — 0.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Australian Dollar	Citibank NA	AUD	63,624	USD	0.85	4/29/15	$965,333
Australian Dollar	JPMorgan Chase Bank	AUD	48,977	USD	0.85	4/29/15	743,098
Canadian Dollar	Citibank NA	CAD	28,028	CAD	1.13	3/30/15	430,451
Canadian Dollar	Goldman Sachs International	CAD	28,435	CAD	1.13	3/30/15	436,701
Canadian Dollar	HSBC Bank USA	CAD	42,487	CAD	1.11	3/30/15	902,187
Canadian Dollar	Standard Chartered Bank	CAD	12,450	CAD	1.11	3/30/15	264,369
Euro	Citibank NA	EUR	34,553	USD	1.38	4/29/15	1,223,930
Yuan Renminbi Offshore	Deutsche Bank	CNH	491,377	CNH	6.20	3/5/15	1,721,872
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	485,411	CNH	6.20	3/5/15	1,700,967

Total Currency Put Options Purchased (identified cost $7,581,116)							$8,388,908

Interest Rate Swaptions Purchased — 0.0%(5)

Description	Counterparty	Expiration Date	Notional Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$4,582

Total Interest Rate Swaptions Purchased (identified cost $6,205,080)				$4,582

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Short-Term Investments — 18.5%

Foreign Government Securities — 15.0%

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.1%
Bank of Georgia Promissory Note, 4.00%, 1/8/15	USD	5,266	$5,304,247

Total Georgia			$5,304,247

Kenya — 2.1%
Kenya Treasury Bill, 0.00%, 6/9/14	KES	736,000	$8,390,216
Kenya Treasury Bill, 0.00%, 6/16/14	KES	620,000	7,056,067
Kenya Treasury Bill, 0.00%, 8/18/14	KES	240,000	2,688,003
Kenya Treasury Bill, 0.00%, 9/22/14	KES	971,800	10,775,598
Kenya Treasury Bill, 0.00%, 9/29/14	KES	77,600	858,661
Kenya Treasury Bill, 0.00%, 10/20/14	KES	406,200	4,467,294
Kenya Treasury Bill, 0.00%, 11/17/14	KES	312,300	3,408,893
Kenya Treasury Bill, 0.00%, 11/24/14	KES	672,000	7,321,372
Kenya Treasury Bill, 0.00%, 12/1/14	KES	780,700	8,489,621
Kenya Treasury Bill, 0.00%, 12/15/14	KES	465,400	5,041,847
Kenya Treasury Bill, 0.00%, 4/13/15	KES	801,000	8,400,610
Kenya Treasury Bill, 0.00%, 4/20/15	KES	1,441,900	15,095,124
Kenya Treasury Bill, 0.00%, 4/27/15	KES	1,594,600	16,663,946

Total Kenya			$98,657,252

Lebanon — 4.1%
Lebanon Treasury Bill, 0.00%, 5/1/14	LBP	11,739,000	$7,780,330
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	1,690,000	1,119,825
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	14,250,220	9,426,685
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	4,849,740	3,205,476
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	5,792,720	3,822,336
Lebanon Treasury Bill, 0.00%, 6/19/14	LBP	24,762,820	16,326,087
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	12,048,000	7,929,894
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	12,230,260	8,043,088
Lebanon Treasury Bill, 0.00%, 7/17/14	LBP	31,430,630	20,652,596
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,783,000	3,140,191
Lebanon Treasury Bill, 0.00%, 7/31/14	LBP	18,080,480	11,860,402
Lebanon Treasury Bill, 0.00%, 8/14/14	LBP	24,031,000	15,733,727
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	6,932,900	4,501,636
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	12,907,000	8,371,394
Lebanon Treasury Bill, 0.00%, 10/23/14	LBP	6,971,600	4,516,631
Lebanon Treasury Bill, 0.00%, 12/25/14	LBP	25,102,700	16,112,721
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	6,301,050	4,036,094
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	9,805,760	6,267,897
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	24,455,530	15,599,204
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	24,804,725	15,788,356
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	7,550,000	4,764,102

Security		Principal Amount (000’s omitted)	Value

Lebanon (continued)
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	12,359,330	$7,781,596

Total Lebanon			$196,780,268

Mexico — 1.0%
Mexico Cetes, 0.00%, 4/1/15	MXN	644,367	$47,662,546

Total Mexico			$47,662,546

Philippines — 1.5%
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	1,177,420	$26,405,740
Philippine Treasury Bill, 0.00%, 8/6/14	PHP	50,000	1,117,906
Philippine Treasury Bill, 0.00%, 9/3/14	PHP	50,000	1,116,037
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	880,900	19,612,185
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	1,142,710	25,379,053

Total Philippines			$73,630,921

Romania — 0.0%(5)
Romania Treasury Bill, 0.00%, 3/30/15	RON	4,000	$1,217,462

Total Romania			$1,217,462

Serbia — 1.9%
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	862,340	$10,281,852
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	685,840	7,891,218
Serbia Treasury Bill, 0.00%, 1/1/15	EUR	3,000	4,066,188
Serbia Treasury Bill, 0.00%, 1/9/15	RSD	1,979,440	22,442,032
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	2,315,000	26,124,184
Serbia Treasury Bill, 0.00%, 3/12/15	RSD	1,536,290	17,165,822

Total Serbia			$87,971,296

Singapore — 0.0%(5)
Monetary Authority of Singapore, 0.00%, 6/13/14	SGD	1,101	$877,946

Total Singapore			$877,946

Sri Lanka — 3.1%
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	355,830	$2,721,844
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	109,690	831,669
Sri Lanka Treasury Bill, 0.00%, 7/25/14	LKR	295,330	2,227,805
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	981,420	7,307,847
Sri Lanka Treasury Bill, 0.00%, 10/17/14	LKR	973,060	7,226,769
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	1,427,800	10,576,420
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	1,631,690	12,006,543
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	565,190	4,153,443
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	237,560	1,743,503
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	1,252,160	9,177,874
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	548,460	4,014,761

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	1,875,710	$13,712,574
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	380,000	2,767,296
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	2,321,580	16,839,838
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,284,190	9,302,684
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	3,414,430	24,701,409
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	255,810	1,848,157
Sri Lanka Treasury Bill, 0.00%, 3/20/15	LKR	1,666,990	12,027,288
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	396,470	2,849,241
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	240,650	1,725,128

Total Sri Lanka			$147,762,093

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	7,431,400	$2,782,017
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	8,763,800	3,265,559
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	3,677,000	1,356,750
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	3,677,000	1,344,167
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	4,866,500	1,770,298

Total Uganda			$10,518,791

Uruguay — 0.7%
Monetary Regulation Bill, 0.00%, 5/16/14(3)	UYU	367,003	$15,898,481
Monetary Regulation Bill, 0.00%, 7/23/14	UYU	63,000	2,638,534
Monetary Regulation Bill, 0.00%, 7/25/14	UYU	17,265	722,466
Monetary Regulation Bill, 0.00%, 8/29/14(3)	UYU	22,798	970,820
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	63,911	2,636,133
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	26,300	1,069,491
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	114,480	4,468,087
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	30,490	1,179,969
Monetary Regulation Bill, 0.00%, 2/20/15(3)	UYU	43,030	1,789,021

Total Uruguay			$31,373,002

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	23,985	$3,655,193
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	55,060	8,326,444

Total Zambia			$11,981,637

Total Foreign Government Securities (identified cost $720,615,357)			$713,737,461

U.S. Treasury Obligations — 0.4%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 7/10/14		$20,000	$19,999,320

			Value

Total U.S. Treasury Obligations (identified cost $19,997,939)			$19,999,320

Repurchase Agreements — 2.4%

Description		Principal Amount (000’s omitted)	Value

Bank of America:
Dated 10/21/13 with an interest rate of 0.35%, collateralized by USD 10,000,000 Turkey Government Bond 7.50%, due 7/14/17 and a market value, including accrued interest, of $11,622,917.(12)	USD	11,743	$11,743,000
Dated 4/22/14 with a maturity date of 5/23/14, an interest rate of 0.18% payable by the Portfolio and repurchase proceeds of EUR 17,641,103, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $24,532,683.	EUR	17,644	24,478,045
Barclays Bank PLC:
Dated 3/28/14 with a maturity date of 5/21/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 4,100,464, collateralized by BRL 9,766,000 Federative Republic of Brazil 8.50%, due 1/5/24 and a market value, including accrued interest, of $4,324,628.	USD	4,104	4,103,661
Dated 4/22/14 with a maturity date of 5/8/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 2,443,784, collateralized by USD 2,429,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,463,669.	USD	2,444	2,444,181
Dated 4/23/14 with a maturity date of 5/12/14, an interest rate of 0.60% payable by the Portfolio and repurchase proceeds of USD 6,951,519, collateralized by USD 6,243,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $7,014,834.	USD	6,953	6,953,141
Dated 4/28/14 with a maturity date of 6/2/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 25,651,018, collateralized by USD 25,445,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $25,808,173.	USD	25,661	25,661,282
Dated 4/30/14 with a maturity date of 5/27/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 4,646,202, collateralized by USD 4,900,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $4,647,038.	USD	4,648	4,647,693

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

Description		Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank:
Dated 4/29/14 with an interest rate of 0.40%, collateralized by USD 12,000,000 Bolivarian Republic of Venezuela 5.00%, due 10/28/15 and a market value, including accrued interest, of $10,850,000.(12)	USD	10,860	$10,860,000
Nomura International PLC:
Dated 4/17/14 with a maturity date of 5/13/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 1,763,258, collateralized by USD 1,870,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $1,773,461.	USD	1,764	1,763,927
Dated 4/25/14 with a maturity date of 5/20/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 9,205,857, collateralized by USD 9,779,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $9,274,159.	USD	9,209	9,209,349
Dated 4/30/14 with a maturity date of 5/12/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 2,962,768, collateralized by USD 2,454,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $2,976,095.	USD	2,963	2,963,015
Dated 4/30/14 with a maturity date of 5/12/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 11,065,105 collateralized by USD 9,165,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $11,114,879.	USD	11,066	11,066,027

Total Repurchase Agreements (identified cost $115,771,607)			$115,893,321

Other — 0.7%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(13)		$31,562	$31,561,812

Total Other (identified cost $31,561,812)			$31,561,812

Total Short-Term Investments (identified cost $887,946,715)			$881,191,914

Total Investments — 99.2% (identified cost $4,619,709,308)			$4,723,179,374

Currency Call Options Written — (0.0)%(5)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Goldman Sachs International	COP	10,531,260	COP	1,845.00	6/12/14	$(2,603)

Total Currency Call Options Written (premiums received $6,393)							$(2,603)

Currency Put Options Written — (0.0)%(5)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Deutsche Bank	INR	2,725,627	INR	67.00	6/16/14	$(27,378)
Indian Rupee	Goldman Sachs International	INR	2,438,735	INR	65.00	6/9/14	(48,737)
Indian Rupee	Goldman Sachs International	INR	4,340,160	INR	72.00	7/1/14	(27,247)
Indian Rupee	JPMorgan Chase Bank	INR	2,482,090	INR	65.00	6/9/14	(49,604)
Indian Rupee	JPMorgan Chase Bank	INR	2,302,723	INR	67.00	6/16/14	(23,130)
Indian Rupee	JPMorgan Chase Bank	INR	5,218,064	INR	70.00	6/19/14	(31,308)
Indian Rupee	JPMorgan Chase Bank	INR	4,133,520	INR	72.00	7/1/14	(25,949)

Total Currency Put Options Written (premiums received $6,399,976)							$(233,353)

Other Assets, Less Liabilities — 0.8%							$40,018,983

Net Assets — 100.0%							$4,762,962,401

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Portfolio of Investments — continued

AUD	–	Australian Dollar
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZMW	–	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $704,104,983 or 14.8% of the Portfolio’s net assets.

(2)	Security (or portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $298,983,501 or 6.3% of the Portfolio’s net assets.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2014.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2014.

(9)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2014.
(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(11)	Non-income producing.

(12)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

Securities Sold Short — (1.9)%

Foreign Government Bonds — (1.9)%

Security		Principal Amount (000’s omitted)	Value

Brazil — (0.1)%
Federative Republic of Brazil, 8.50%, 1/5/24	BRL	(9,766)	$(4,204,669)

Total Brazil			$(4,204,669)

Ghana — (0.3)%
Republic of Ghana, 7.875%, 8/7/23	USD	(16,549)	$(15,390,570)

Total Ghana			$(15,390,570)

Qatar — (1.0)%
Qatar Government International Bond, 5.75%, 1/20/42	USD	(6,243)	$(6,914,123)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(11,619)	(14,044,466)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(27,874)	(28,013,370)

Total Qatar			$(48,971,959)

Spain — (0.5)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(23,811,451)

Total Spain			$(23,811,451)

Total Foreign Government Bonds (proceeds $89,844,116)			$(92,378,649)

Total Securities Sold Short (proceeds $89,844,116)			$(92,378,649)

BRL	–	Brazilian Real
EUR	–	Euro
USD	–	United States Dollar

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Statement of Assets and Liabilities

Assets	April 30, 2014
Investments —
Securities of unaffiliated issuers, at value (identified cost, $4,544,347,510)	$4,656,013,082
Affiliated investment, at value (identified cost, $31,561,812)	31,561,812
Precious metals, at value (identified cost, $43,799,986)	35,604,480
Total Investments, at value (identified cost, $4,619,709,308)	$4,723,179,374
Cash	$15,573,340
Restricted cash*	21,578,503
Foreign currency, at value (identified cost, $6,027,370)	6,027,033
Interest receivable	45,956,856
Interest receivable from affiliated investment	7,367
Receivable for investments sold	98,519,206
Receivable for open forward foreign currency exchange contracts	39,504,644
Receivable for open swap contracts	106,316,907
Premium receivable on open swap contracts	314,542
Premium paid on open swap contracts	76,578,040
Tax reclaims receivable	98,384
Total assets	$5,133,654,196

Liabilities
Cash collateral due to brokers	$15,770,000
Payable for investments purchased	103,549,833
Written options outstanding, at value (premiums received, $6,406,369)	235,956
Payable for reverse repurchase agreements	13,644,730
Payable for securities sold short, at value (proceeds, $89,844,116)	92,378,649
Payable for variation margin on open futures contracts	282,715
Payable for variation margin on open centrally cleared swap contracts	544,924
Payable for open forward foreign currency exchange contracts	73,315,958
Payable for open swap contracts	48,984,494
Premium received on open swap contracts	17,109,315
Payable to affiliates:
Investment adviser fee	2,126,923
Trustees’ fees	5,782
Interest payable	1,541,997
Accrued foreign capital gains taxes	91,498
Accrued expenses	1,109,021
Total liabilities	$370,691,795
Net Assets applicable to investors’ interest in Portfolio	$4,762,962,401

Sources of Net Assets
Investors’ capital	$4,639,710,815
Net unrealized appreciation	123,251,586
Total	$4,762,962,401

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Statement of Operations

Investment Income	Six Months Ended April 30, 2014
Interest (net of foreign taxes, $653,225)	$123,617,592
Interest allocated from affiliated investment	116,065
Expenses allocated from affiliated investment	(11,973)
Total investment income	$123,721,684

Expenses
Investment adviser fee	$14,660,971
Trustees’ fees and expenses	34,115
Custodian fee	2,206,689
Legal and accounting services	372,918
Interest expense and fees	455,968
Interest expense on securities sold short	4,063,604
Miscellaneous	162,058
Total expenses	$21,956,323
Deduct —
Reduction of custodian fee	$9,117
Total expense reductions	$9,117

Net expenses	$21,947,206

Net investment income	$101,774,478

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a loss of $27,049,631 from precious metals)	$(80,096,754)
Investment transactions allocated from affiliated investment	1,067
Written options	2,896
Securities sold short	(34,759,805)
Futures contracts	(42,973,454)
Swap contracts	(23,285,708)
Foreign currency and forward foreign currency exchange contract transactions	(34,837,595)
Net realized loss	$(215,949,353)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $91,498 and including net increase of $23,571,581 from precious metals)	$88,768,572
Written options	7,815,017
Securities sold short	32,593,392
Futures contracts	33,340,184
Swap contracts	9,287,814
Foreign currency and forward foreign currency exchange contracts	21,473
Net change in unrealized appreciation (depreciation)	$171,826,452

Net realized and unrealized loss	$(44,122,901)

Net increase in net assets from operations	$57,651,577

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014	Year Ended October 31, 2013
From operations —
Net investment income	$101,774,478	$230,012,066
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(215,949,353)	(155,628,223)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	171,826,452	(148,371,183)
Net increase (decrease) in net assets from operations	$57,651,577	$(73,987,340)
Capital transactions —
Contributions	$38,367,831	$803,496,564
Withdrawals	(2,024,043,803)	(1,258,862,116)
Net decrease in net assets from capital transactions	$(1,985,675,972)	$(455,365,552)

Net decrease in net assets	$(1,928,024,395)	$(529,352,892)

Net Assets
At beginning of period	$6,690,986,796	$7,220,339,688
At end of period	$4,762,962,401	$6,690,986,796

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Consolidated Supplementary Data

	Six Months Ended April 30, 2014		Year Ended October 31,
Ratios/Supplemental Data			2013		2012		2011		2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.80	%(2)(3)	0.92	%(3)	0.93	%(3)	0.75	%(3)	0.57%	0.72%
Net investment income	3.68	%(2)	3.15%		4.10%		3.22%		2.67%	4.93%
Portfolio Turnover	37	%(4)	56%		39%		33%		19%	25%

Total Return	1.05	%(4)	(0.89)%		3.46%		0.79%		5.31%	12.10%

Net assets, end of period (000’s omitted)	$4,762,962		$6,690,987		$7,220,340		$8,038,178		$9,007,025	$1,319,026

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes interest and dividend expense, primarily on securities sold short, of 0.16%, 0.31%, 0.30% and 0.11% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(4)	Not annualized.

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 95.4%, 3.9% and 0.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd., (the Subsidiary) a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $61,221,594 or 1.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Seasoned, fixed-rate 30-year mortgage-backed securities are valued either through the use of the investment adviser’s matrix pricing system or on the basis of prices furnished by a pricing service. The valuation methodologies take into account bond prices, yield differentials, anticipated prepayments and interest rates. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

29

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

30

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

31

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

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Notes to Consolidated Financial Statements — continued

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $14,660,971 or 0.53% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,788,983,501	$1,396,884,963
U.S. Government and Agency Securities	—	181,459,213

	$1,788,983,501	$1,578,344,176

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Notes to Consolidated Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,670,066,414

Gross unrealized appreciation	$151,323,288
Gross unrealized depreciation	(98,210,328)

Net unrealized appreciation	$53,112,960

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2014 is included in the Portfolio of investments.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	Brazilian Real 32,356,111	United States Dollar 12,977,744	Bank of America	$—	$(1,533,350)	$(1,533,350)
5/5/14	Brazilian Real 55,191,000	United States Dollar 24,682,916	BNP Paribas	—	(69,186)	(69,186)
5/5/14	Brazilian Real 52,440,000	United States Dollar 23,452,594	Citibank NA	—	(65,738)	(65,738)
5/5/14	Brazilian Real 31,416,889	United States Dollar 12,591,435	Citibank NA	—	(1,498,436)	(1,498,436)
5/5/14	Brazilian Real 107,631,000	United States Dollar 48,283,340	JPMorgan Chase Bank	12,906	—	12,906
5/5/14	Brazilian Real 63,773,000	United States Dollar 28,521,020	Standard Chartered Bank	—	(79,945)	(79,945)
5/5/14	Chilean Peso 9,828,254,000	United States Dollar 17,541,057	Bank of America	122,950	—	122,950
5/5/14	Chilean Peso 1,801,100,000	United States Dollar 3,200,249	Bank of America	8,252	—	8,252
5/5/14	Chilean Peso 24,829,738,000	United States Dollar 43,978,352	BNP Paribas	—	(26,110)	(26,110)
5/5/14	Chilean Peso 7,191,293,000	United States Dollar 12,737,195	Citibank NA	—	(7,562)	(7,562)
5/5/14	Chilean Peso 20,391,677,000	United States Dollar 36,394,212	Morgan Stanley & Co. International PLC	255,096	—	255,096
5/5/14	Swiss Franc 4,926,000	United States Dollar 5,594,866	Goldman Sachs International	—	(2,225)	(2,225)
5/5/14	Swiss Franc 134,247,903	United States Dollar 148,847,622	Goldman Sachs International	—	(3,689,479)	(3,689,479)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	United States Dollar 14,470,533	Brazilian Real 32,356,111	Bank of America	$40,561	$—	$40,561
5/5/14	United States Dollar 24,749,327	Brazilian Real 55,191,000	BNP Paribas	2,775	—	2,775
5/5/14	United States Dollar 14,050,487	Brazilian Real 31,416,889	Citibank NA	39,384	—	39,384
5/5/14	United States Dollar 23,499,888	Brazilian Real 52,440,000	Citibank NA	18,444	—	18,444
5/5/14	United States Dollar 48,135,510	Brazilian Real 107,631,000	JPMorgan Chase Bank	134,924	—	134,924
5/5/14	United States Dollar 26,633,118	Brazilian Real 63,773,000	Standard Chartered Bank	1,967,847	—	1,967,847
5/5/14	United States Dollar 17,407,772	Chilean Peso 9,828,254,000	Bank of America	10,335	—	10,335
5/5/14	United States Dollar 3,190,103	Chilean Peso 1,801,100,000	Bank of America	1,894	—	1,894
5/5/14	United States Dollar 44,094,722	Chilean Peso 24,829,738,000	BNP Paribas	—	(90,260)	(90,260)
5/5/14	United States Dollar 12,766,364	Chilean Peso 7,191,293,000	Citibank NA	—	(21,607)	(21,607)
5/5/14	United States Dollar 36,117,673	Chilean Peso 20,391,677,000	Morgan Stanley & Co. International PLC	21,443	—	21,443
5/5/14	United States Dollar 152,476,464	Swiss Franc 134,247,903	Goldman Sachs International	60,637	—	60,637
5/5/14	United States Dollar 5,556,727	Swiss Franc 4,926,000	Goldman Sachs International	40,364	—	40,364
5/6/14	British Pound Sterling 2,834,615	United States Dollar 4,551,256	Deutsche Bank	—	(234,557)	(234,557)
5/6/14	Thai Baht 539,251,000	United States Dollar 16,220,514	Goldman Sachs International	—	(443,608)	(443,608)
5/6/14	United States Dollar 5,903,837	Thai Baht 190,812,000	Goldman Sachs International	—	(7,298)	(7,298)
5/6/14	United States Dollar 10,784,246	Thai Baht 348,439,000	Goldman Sachs International	—	(16,663)	(16,663)
5/7/14	Euro 35,446,000	United States Dollar 48,415,691	Goldman Sachs International	—	(760,064)	(760,064)
5/7/14	Japanese Yen 1,686,910,000	United States Dollar 16,457,659	Nomura International PLC	—	(43,160)	(43,160)
5/7/14	Japanese Yen 3,064,144,000	United States Dollar 29,894,088	Nomura International PLC	—	(78,398)	(78,398)
5/7/14	Philippine Peso 494,493,000	United States Dollar 10,906,330	Bank of America	—	(189,544)	(189,544)
5/7/14	Philippine Peso 1,177,420,000	United States Dollar 25,820,614	Barclays Bank PLC	—	(599,384)	(599,384)
5/7/14	Philippine Peso 545,026,000	United States Dollar 12,015,564	Goldman Sachs International	—	(214,214)	(214,214)
5/7/14	United States Dollar 7,673,462	Japanese Yen 781,978,000	Goldman Sachs International	—	(24,401)	(24,401)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/7/14	United States Dollar 30,291,692	Japanese Yen 3,064,144,000	Standard Chartered Bank	$—	$(319,207)	$(319,207)
5/8/14	Thai Baht 582,090,000	United States Dollar 17,485,431	Deutsche Bank	—	(500,948)	(500,948)
5/9/14	Euro 7,471,500	Icelandic Krona 1,494,300,000	Morgan Stanley & Co. International PLC	—	(380,332)	(380,332)
5/9/14	New Turkish Lira 12,628,719	United States Dollar 5,970,743	Deutsche Bank	968	—	968
5/9/14	New Turkish Lira 11,892,551	United States Dollar 5,618,174	Standard Chartered Bank	—	(3,604)	(3,604)
5/9/14	Sri Lankan Rupee 340,540,000	United States Dollar 2,590,643	Standard Chartered Bank	—	(14,647)	(14,647)
5/9/14	Sri Lankan Rupee 1,258,000,000	United States Dollar 9,541,145	Standard Chartered Bank	—	(83,143)	(83,143)
5/12/14	United States Dollar 2,826,880	Indian Rupee 170,767,000	Bank of America	1,831	—	1,831
5/12/14	United States Dollar 2,588,402	Indian Rupee 156,348,000	Citibank NA	1,462	—	1,462
5/12/14	United States Dollar 72,245,918	Singapore Dollar 91,636,000	Standard Chartered Bank	846,397	—	846,397
5/14/14	Euro 188,742,906	United States Dollar 256,617,686	Standard Chartered Bank	—	(5,229,175)	(5,229,175)
5/14/14	United States Dollar 32,766,855	Euro 23,813,000	Standard Chartered Bank	269,403	—	269,403
5/14/14	United States Dollar 1,529,032	Euro 1,112,507	Standard Chartered Bank	14,372	—	14,372
5/14/14	United States Dollar 9,144,498	Euro 6,600,000	Standard Chartered Bank	11,816	—	11,816
5/16/14	Russian Ruble 1,728,873,572	United States Dollar 51,115,323	Bank of America	2,763,731	—	2,763,731
5/16/14	Russian Ruble 1,710,246,497	United States Dollar 50,528,747	BNP Paribas	2,698,100	—	2,698,100
5/16/14	Russian Ruble 2,976,872,808	United States Dollar 87,937,871	HSBC Bank USA	4,683,350	—	4,683,350
5/16/14	Russian Ruble 335,316,699	United States Dollar 9,953,004	Standard Chartered Bank	575,166	—	575,166
5/16/14	Thai Baht 1,042,350,000	United States Dollar 32,335,970	Goldman Sachs International	138,949	—	138,949
5/16/14	United States Dollar 32,288,899	Russian Ruble 1,072,798,671	Bank of America	—	(2,285,824)	(2,285,824)
5/16/14	United States Dollar 91,471,350	Russian Ruble 3,048,740,095	Bank of America	—	(6,206,909)	(6,206,909)
5/16/14	United States Dollar 36,241,317	Russian Ruble 1,209,191,544	Citibank NA	—	(2,423,728)	(2,423,728)
5/16/14	United States Dollar 42,567,361	Russian Ruble 1,420,579,266	Standard Chartered Bank	—	(2,837,869)	(2,837,869)
5/19/14	Japanese Yen 6,440,995,782	United States Dollar 63,292,839	Goldman Sachs International	284,467	—	284,467

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/19/14	United States Dollar 14,391,924	Japanese Yen 1,469,722,000	Goldman Sachs International	$—	$(14,521)	$(14,521)
5/21/14	Euro 914,998	United States Dollar 1,268,535	JPMorgan Chase Bank	—	(840)	(840)
5/21/14	Euro 1,731,363	United States Dollar 2,392,181	JPMorgan Chase Bank	—	(9,735)	(9,735)
5/21/14	Euro 3,870,551	United States Dollar 5,359,842	JPMorgan Chase Bank	—	(9,764)	(9,764)
5/21/14	Euro 1,969,078	United States Dollar 2,703,745	JPMorgan Chase Bank	—	(27,952)	(27,952)
5/22/14	Thai Baht 684,035,000	United States Dollar 21,223,549	Standard Chartered Bank	100,001	—	100,001
5/27/14	Euro 6,347,607	United States Dollar 8,731,038	Bank of America	—	(74,859)	(74,859)
5/27/14	Euro 858,000	United States Dollar 1,187,249	Goldman Sachs International	—	(3,036)	(3,036)
5/27/14	Euro 6,052,246	United States Dollar 8,318,304	Goldman Sachs International	—	(77,846)	(77,846)
5/27/14	Russian Ruble 1,863,782,763	United States Dollar 55,055,986	JPMorgan Chase Bank	3,122,065	—	3,122,065
5/27/14	Russian Ruble 300,112,532	United States Dollar 8,889,589	JPMorgan Chase Bank	527,016	—	527,016
5/27/14	Russian Ruble 3,905,962,237	United States Dollar 115,373,275	Morgan Stanley & Co. International PLC	6,534,447	—	6,534,447
5/27/14	United States Dollar 13,833,195	Russian Ruble 460,507,075	Bank of America	—	(1,001,261)	(1,001,261)
5/27/14	United States Dollar 84,144,565	Russian Ruble 2,788,603,474	Bank of America	—	(6,440,707)	(6,440,707)
5/27/14	United States Dollar 46,126,999	Russian Ruble 1,535,798,420	BNP Paribas	—	(3,332,294)	(3,332,294)
5/27/14	United States Dollar 38,779,193	Russian Ruble 1,284,948,563	Standard Chartered Bank	—	(2,974,368)	(2,974,368)
5/28/14	Euro 922,815	United States Dollar 1,276,848	Bank of America	—	(3,350)	(3,350)
5/28/14	Euro 3,973,116	United States Dollar 5,502,368	Bank of America	—	(9,437)	(9,437)
5/28/14	Euro 6,425,242	United States Dollar 8,880,006	Bank of America	—	(33,573)	(33,573)
5/28/14	Euro 18,003,629	United States Dollar 24,683,155	Bank of America	—	(292,831)	(292,831)
5/30/14	Indian Rupee 760,554,000	United States Dollar 12,581,538	Standard Chartered Bank	12,174	—	12,174
5/30/14	United States Dollar 7,917,694	Indian Rupee 498,787,000	Goldman Sachs International	325,555	—	325,555
5/30/14	United States Dollar 8,130,493	Indian Rupee 512,030,000	Standard Chartered Bank	331,617	—	331,617
6/3/14	Indonesian Rupiah 226,981,675,000	United States Dollar 19,609,648	Bank of America	6,447	—	6,447

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/3/14	Indonesian Rupiah 95,425,080,000	United States Dollar 8,171,355	BNP Paribas	$—	$(70,002)	$(70,002)
6/3/14	Indonesian Rupiah 203,602,738,000	United States Dollar 17,605,079	Goldman Sachs International	20,992	—	20,992
6/3/14	Indonesian Rupiah 88,084,718,000	United States Dollar 7,551,197	Goldman Sachs International	—	(56,212)	(56,212)
6/3/14	Indonesian Rupiah 87,672,140,000	United States Dollar 7,510,678	Standard Chartered Bank	—	(61,099)	(61,099)
6/3/14	United States Dollar 24,062,117	Indonesian Rupiah 284,871,399,000	Deutsche Bank	540,713	—	540,713
6/4/14	Euro 31,911,429	Singapore Dollar 55,306,000	Standard Chartered Bank	—	(155,329)	(155,329)
6/4/14	Euro 9,646,000	United States Dollar 13,389,998	Deutsche Bank	8,560	—	8,560
6/4/14	Euro 963,095	United States Dollar 1,326,490	Deutsche Bank	—	(9,566)	(9,566)
6/4/14	Euro 5,112,907	United States Dollar 7,042,160	Deutsche Bank	—	(50,733)	(50,733)
6/4/14	Euro 77,787,922	United States Dollar 106,973,561	Deutsche Bank	—	(937,931)	(937,931)
6/4/14	Singapore Dollar 38,174,000	United States Dollar 30,173,736	Standard Chartered Bank	—	(275,100)	(275,100)
6/11/14	Euro 21,293,808	United States Dollar 29,308,968	Bank of America	—	(230,374)	(230,374)
6/11/14	Euro 3,761,079	United States Dollar 5,177,193	Goldman Sachs International	—	(40,277)	(40,277)
6/12/14	Euro 870,000	United States Dollar 1,197,164	Standard Chartered Bank	—	(9,721)	(9,721)
6/17/14	Euro 13,510,152	Israeli Shekel 65,277,000	JPMorgan Chase Bank	113,809	—	113,809
6/17/14	Indonesian Rupiah 23,698,153,000	United States Dollar 1,945,661	Standard Chartered Bank	—	(96,843)	(96,843)
6/17/14	Japanese Yen 15,859,919,000	United States Dollar 154,429,591	Bank of America	—	(744,860)	(744,860)
6/17/14	United States Dollar 8,489,072	Japanese Yen 870,809,000	Bank of America	30,978	—	30,978
6/18/14	Euro 15,204,156	Polish Zloty 64,802,393	BNP Paribas	252,547	—	252,547
6/18/14	Euro 12,874,442	Polish Zloty 54,887,607	Standard Chartered Bank	218,726	—	218,726
6/18/14	Euro 17,375,000	United States Dollar 24,104,598	Goldman Sachs International	1,988	—	1,988
6/23/14	Euro 6,961,240	United States Dollar 9,692,447	Bank of America	35,942	—	35,942
6/23/14	Euro 1,832,579	United States Dollar 2,551,577	Goldman Sachs International	9,457	—	9,457
6/25/14	Euro 24,343,000	United States Dollar 33,596,018	Deutsche Bank	—	(171,967)	(171,967)

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Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/25/14	Euro 16,284,000	United States Dollar 22,475,258	Goldman Sachs International	$—	$(113,488)	$(113,488)
6/25/14	Thai Baht 213,132,000	United States Dollar 6,534,785	Citibank NA	—	(37,164)	(37,164)
6/25/14	Thai Baht 247,904,000	United States Dollar 7,602,085	Goldman Sachs International	—	(42,062)	(42,062)
6/27/14	Sri Lankan Rupee 640,662,466	United States Dollar 4,855,711	Standard Chartered Bank	—	(13,088)	(13,088)
6/30/14	New Turkish Lira 25,161,764	United States Dollar 11,137,466	HSBC Bank USA	—	(598,208)	(598,208)
6/30/14	New Turkish Lira 11,168,236	United States Dollar 4,944,979	Standard Chartered Bank	—	(263,987)	(263,987)
6/30/14	Sri Lankan Rupee 1,508,587,000	United States Dollar 11,380,409	Standard Chartered Bank	—	(79,603)	(79,603)
6/30/14	United States Dollar 47,324,133	Peruvian New Sol 133,738,000	Standard Chartered Bank	—	(40,130)	(40,130)
7/2/14	Brazilian Real 55,191,000	United States Dollar 24,346,464	BNP Paribas	8,757	—	8,757
7/2/14	Brazilian Real 52,440,000	United States Dollar 23,117,616	Citibank NA	—	(6,977)	(6,977)
7/7/14	Thai Baht 348,439,000	United States Dollar 10,750,972	Goldman Sachs International	12,425	—	12,425
7/8/14	South African Rand 308,144,638	United States Dollar 28,570,799	Standard Chartered Bank	—	(419,557)	(419,557)
7/9/14	Euro 55,229,000	United States Dollar 75,668,148	JPMorgan Chase Bank	—	(941,464)	(941,464)
7/10/14	Australian Dollar 23,990,320	United States Dollar 22,243,345	Goldman Sachs International	61,446	—	61,446
7/10/14	Australian Dollar 63,995,680	United States Dollar 59,323,995	Nomura International PLC	152,392	—	152,392
7/15/14	Australian Dollar 45,606,355	United States Dollar 42,578,549	Deutsche Bank	424,626	—	424,626
7/15/14	Australian Dollar 62,493,067	United States Dollar 58,331,654	Morgan Stanley & Co. International PLC	569,354	—	569,354
7/15/14	Euro 7,876,875	Hungarian Forint 2,430,725,000	Citibank NA	26,958	—	26,958
7/15/14	Euro 8,229,738	Hungarian Forint 2,539,697,000	Standard Chartered Bank	28,537	—	28,537
7/15/14	Hungarian Forint 6,774,536,865	Euro 22,017,410	BNP Paribas	13,939	—	13,939
7/15/14	Hungarian Forint 18,426,284,332	Euro 59,889,766	HSBC Bank USA	43,312	—	43,312
7/16/14	Euro 26,718,000	United States Dollar 36,934,963	Australia and New Zealand Banking Group Limited	—	(126,026)	(126,026)
7/17/14	Euro 63,627,967	Polish Zloty 267,746,484	BNP Paribas	—	(234,114)	(234,114)
7/17/14	Euro 60,634,924	Polish Zloty 255,271,516	Citibank NA	—	(183,730)	(183,730)

39

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/18/14	Polish Zloty 47,734,000	United States Dollar 15,673,874	BNP Paribas	$—	$(18,308)	$(18,308)
7/21/14	United States Dollar 23,882,676	Indonesian Rupiah 271,665,440,000	Barclays Bank PLC	—	(601,654)	(601,654)
7/21/14	United States Dollar 13,113,284	Indonesian Rupiah 148,180,108,000	Standard Chartered Bank	—	(414,634)	(414,634)
7/22/14	United States Dollar 13,049,479	Indonesian Rupiah 149,025,044,600	Goldman Sachs International	—	(280,684)	(280,684)
7/23/14	Euro 2,140,695	United States Dollar 2,966,179	Goldman Sachs International	—	(3,194)	(3,194)
7/24/14	Singapore Dollar 14,661,000	United States Dollar 11,692,087	Goldman Sachs International	—	(2,301)	(2,301)
7/24/14	United States Dollar 56,988,471	Israeli Shekel 198,492,269	Citibank NA	335,333	—	335,333
7/24/14	United States Dollar 59,228,976	Israeli Shekel 206,309,331	Deutsche Bank	352,365	—	352,365
7/24/14	United States Dollar 68,014,435	Singapore Dollar 85,285,000	Goldman Sachs International	13,385	—	13,385
7/25/14	Canadian Dollar 48,505,234	United States Dollar 43,895,742	Goldman Sachs International	—	(269,961)	(269,961)
7/25/14	Canadian Dollar 135,359,766	United States Dollar 122,518,592	Toronto-Dominion Bank	—	(731,185)	(731,185)
7/30/14	Euro 33,165,052	United States Dollar 45,983,345	Deutsche Bank	—	(19,819)	(19,819)
7/31/14	Australian Dollar 34,586,000	United States Dollar 31,900,017	JPMorgan Chase Bank	—	(32,501)	(32,501)
7/31/14	New Zealand Dollar 115,108,948	United States Dollar 97,587,064	Australia and New Zealand Banking Group Limited	—	(907,474)	(907,474)
7/31/14	New Zealand Dollar 16,831,656	United States Dollar 14,267,942	Goldman Sachs International	—	(134,293)	(134,293)
8/5/14	Swiss Franc 129,321,903	United States Dollar 146,896,614	Goldman Sachs International	—	(153,671)	(153,671)
8/13/14	United States Dollar 3,927,319	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(122,997)	(122,997)
8/20/14	United States Dollar 3,819,629	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(20,119)	(20,119)
8/20/14	United States Dollar 3,054,348	Indonesian Rupiah 35,567,887,000	JPMorgan Chase Bank	—	(22,596)	(22,596)
8/20/14	United States Dollar 9,409,113	Indonesian Rupiah 109,098,662,264	Standard Chartered Bank	—	(109,711)	(109,711)
8/27/14	Ghanaian Cedi 1,812,000	United States Dollar 646,681	Standard Chartered Bank	47,681	—	47,681
8/27/14	United States Dollar 5,148,148	Argentine Peso 48,650,000	Bank of America	439,990	—	439,990
8/29/14	Ghanaian Cedi 3,577,000	United States Dollar 1,252,890	Standard Bank	71,729	—	71,729
8/29/14	Ghanaian Cedi 3,612,000	United States Dollar 1,253,079	Standard Bank	60,361	—	60,361

40

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/8/14	United States Dollar 6,578,376	Argentine Peso 62,363,000	Bank of America	$502,097	$—	$502,097
9/9/14	Zambian Kwacha 14,139,000	United States Dollar 2,363,986	Standard Bank	217,257	—	217,257
9/9/14	Zambian Kwacha 9,054,000	United States Dollar 1,514,047	Standard Chartered Bank	139,375	—	139,375
9/23/14	Zambian Kwacha 17,465,000	United States Dollar 2,935,294	Barclays Bank PLC	296,233	—	296,233
9/23/14	Zambian Kwacha 20,958,000	United States Dollar 3,444,207	Barclays Bank PLC	277,333	—	277,333
9/23/14	Zambian Kwacha 15,335,000	United States Dollar 2,518,062	Barclays Bank PLC	200,856	—	200,856
9/30/14	United States Dollar 2,925,610	Azerbaijani Manat 2,399,000	Standard Bank	85,183	—	85,183
10/1/14	United States Dollar 3,962,417	New Turkish Lira 8,972,100	Citibank NA	128,753	—	128,753
10/1/14	United States Dollar 6,187,645	New Turkish Lira 14,010,500	Credit Suisse International	200,973	—	200,973
10/1/14	United States Dollar 4,362,669	New Turkish Lira 9,884,500	Credit Suisse International	144,543	—	144,543
10/1/14	United States Dollar 35,734,855	New Turkish Lira 80,608,900	HSBC Bank USA	1,021,829	—	1,021,829
10/9/14	United States Dollar 5,890,798	Azerbaijani Manat 4,801,000	VTB Capital PLC	120,973	—	120,973
10/9/14	United States Dollar 5,825,660	Azerbaijani Manat 4,745,000	VTB Capital PLC	115,988	—	115,988
10/17/14	Russian Ruble 207,745,000	United States Dollar 5,515,598	Deutsche Bank	—	(61,081)	(61,081)
10/17/14	Russian Ruble 432,891,000	United States Dollar 11,484,043	HSBC Bank USA	—	(136,426)	(136,426)
10/17/14	Russian Ruble 503,195,000	United States Dollar 13,359,750	JPMorgan Chase Bank	—	(147,949)	(147,949)
10/17/14	Russian Ruble 680,319,000	United States Dollar 18,048,996	Morgan Stanley & Co. International PLC	—	(213,397)	(213,397)
10/17/14	United States Dollar 8,317,120	Kazakhstani Tenge 1,374,404,000	Citibank NA	—	(1,008,176)	(1,008,176)
10/20/14	United States Dollar 6,639,915	Kazakhstani Tenge 1,096,250,000	Deutsche Bank	—	(813,400)	(813,400)
10/23/14	United States Dollar 4,282,246	Kazakhstani Tenge 705,500,000	JPMorgan Chase Bank	—	(534,626)	(534,626)
10/27/14	United States Dollar 6,174,598	Kazakhstani Tenge 1,018,500,000	HSBC Bank USA	—	(768,317)	(768,317)
11/5/14	United States Dollar 7,601,216	Kazakhstani Tenge 1,250,400,000	Citibank NA	—	(975,000)	(975,000)
11/12/14	United States Dollar 7,411,298	Kazakhstani Tenge 1,213,600,000	Deutsche Bank	—	(992,906)	(992,906)
11/12/14	United States Dollar 20,011,628	Kazakhstani Tenge 3,269,900,000	Deutsche Bank	—	(2,718,039)	(2,718,039)

41

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/21/14	United States Dollar 4,153,846	Kazakhstani Tenge 675,000,000	JPMorgan Chase Bank	$—	$(593,079)	$(593,079)
11/21/14	United States Dollar 6,279,213	Kazakhstani Tenge 1,021,000,000	VTB Capital PLC	—	(893,222)	(893,222)
12/3/14	United States Dollar 2,909,639	Kazakhstani Tenge 479,072,000	Deutsche Bank	—	(391,011)	(391,011)
12/3/14	United States Dollar 18,933,728	Kazakhstani Tenge 3,117,438,272	Deutsche Bank	—	(2,544,404)	(2,544,404)
12/9/14	Ghanaian Cedi 10,250,001	United States Dollar 3,424,315	Standard Bank	220,064	—	220,064
12/12/14	Ghanaian Cedi 5,200,001	United States Dollar 1,734,779	Standard Bank	111,765	—	111,765
12/19/14	Ghanaian Cedi 5,200,001	United States Dollar 1,729,011	Standard Bank	111,932	—	111,932
12/22/14	United States Dollar 31,790,563	Kazakhstani Tenge 5,221,600,000	VTB Capital PLC	—	(4,485,767)	(4,485,767)
12/30/14	United States Dollar 5,580,365	Uruguyan Peso 131,585,000	Citibank NA	—	(336,731)	(336,731)
1/2/15	Euro 3,000,000	United States Dollar 4,117,650	Goldman Sachs International	—	(43,337)	(43,337)
1/12/15	United States Dollar 3,318,143	Ugandan Shilling 9,075,120,000	Citibank NA	64,905	—	64,905
1/12/15	United States Dollar 2,345,786	Ugandan Shilling 6,403,995,000	Standard Chartered Bank	41,513	—	41,513
1/20/15	United States Dollar 5,469,861	Ugandan Shilling 14,899,900,000	Barclays Bank PLC	74,301	—	74,301
1/23/15	United States Dollar 2,554,939	Ugandan Shilling 6,906,000,000	Citibank NA	12,962	—	12,962
1/29/15	United States Dollar 3,243,553	Ugandan Shilling 8,725,157,000	Barclays Bank PLC	—	(3,710)	(3,710)
2/5/15	United States Dollar 2,770,572	Kazakhstani Tenge 459,915,000	Deutsche Bank	—	(395,653)	(395,653)
2/6/15	United States Dollar 5,080,645	Uruguayan Peso 126,000,000	Citibank NA	—	(125,659)	(125,659)
2/13/15	United States Dollar 5,070,423	Uruguayan Peso 126,000,000	Citibank NA	—	(127,591)	(127,591)
2/20/15	United States Dollar 1,982,759	Argentine Peso 23,000,000	Bank of America	245,433	—	245,433
2/20/15	United States Dollar 3,879,310	Argentine Peso 45,000,000	Citibank NA	480,195	—	480,195
2/23/15	United States Dollar 5,418,103	Argentine Peso 62,850,000	Citibank NA	653,324	—	653,324
2/24/15	United States Dollar 4,741,379	Argentine Peso 55,000,000	Citibank NA	566,682	—	566,682
2/25/15	United States Dollar 1,805,714	Argentine Peso 20,856,000	Bank of America	205,195	—	205,195
2/25/15	United States Dollar 12,034,632	Argentine Peso 139,000,000	Citibank NA	1,367,571	—	1,367,571

42

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/27/15	United States Dollar 3,376,414	Uruguayan Peso 83,600,000	Citibank NA	$—	$(112,894)	$(112,894)
3/13/15	Euro 6,037,712	Serbian Dinar 765,280,000	Citibank NA	244,023	—	244,023
3/23/15	Euro 7,932,685	Romanian Leu 36,522,082	Bank of America	179,045	—	179,045
3/23/15	Euro 7,929,105	Romanian Leu 36,251,868	Bank of America	101,276	—	101,276
3/23/15	Euro 19,268,356	Romanian Leu 88,451,387	Citibank NA	355,252	—	355,252
3/23/15	Euro 9,490,976	Romanian Leu 43,382,304	Citibank NA	118,029	—	118,029
3/23/15	Euro 5,218,249	Romanian Leu 24,037,865	JPMorgan Chase Bank	121,773	—	121,773
3/23/15	Euro 11,219,478	Romanian Leu 51,637,648	Standard Chartered Bank	248,077	—	248,077
3/23/15	Euro 3,525,207	Romanian Leu 16,164,836	Standard Chartered Bank	59,598	—	59,598
3/23/15	Romanian Leu 21,354,000	Euro 4,662,445	JPMorgan Chase Bank	—	(70,972)	(70,972)
3/31/15	Euro 22,560,509	Romanian Leu 103,259,451	Bank of America	294,948	—	294,948
3/31/15	Euro 21,128,961	Romanian Leu 96,758,597	Citibank NA	291,940	—	291,940
3/31/15	United States Dollar 3,394,716	Uruguayan Peso 84,800,000	Citibank NA	—	(120,883)	(120,883)
3/31/15	United States Dollar 5,580,306	Uruguyan Peso 135,155,000	Citibank NA	—	(362,441)	(362,441)
4/30/15	United States Dollar 6,082,149	Uruguayan Peso 154,000,000	Citibank NA	—	(197,624)	(197,624)

				$39,504,644	$(73,315,958)	$(33,811,314)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Commodity Futures

6/14	274 Gold	Short	$(35,437,362)	$(35,507,660)	$(70,298)
12/14	210 LME Copper	Long	34,103,422	34,776,000	672,578
12/14	210 LME Copper	Short	(38,457,021)	(34,776,000)	3,681,021

	Equity Futures

5/14	1,803 SGX CNX Nifty Index	Long	24,738,902	24,282,804	(456,098)
6/14	342 Nikkei 225 Index	Long	50,513,034	47,569,228	(2,943,806)

43

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Foreign Currency Futures

5/14	5 BMF U.S. Dollar	Long	$252,602	$252,055	$(547)

	Interest Rate Futures

6/14	1,594 Euro-Bobl	Short	(277,165,866)	(278,132,156)	(966,290)
6/14	566 Euro-Bund	Short	(112,085,182)	(113,498,548)	(1,413,366)
6/14	41 Euro-Schatz	Short	(6,285,386)	(6,283,111)	2,275
6/14	896 IMM 10-Year Interest Rate Swap	Long	86,519,193	86,007,488	(511,705)
6/14	211 Japan 10-Year Bond	Short	(298,891,182)	(299,096,396)	(205,214)
6/14	345 U.K. Gilt	Short	(63,591,276)	(64,266,973)	(675,697)
6/14	517 U.S. 2-Year Deliverable Interest Rate Swap	Short	(51,785,819)	(51,837,328)	(51,509)
6/14	382 U.S. 5-Year Deliverable Interest Rate Swap	Short	(38,305,998)	(38,480,532)	(174,534)
6/14	2,844 U.S. 5-Year Treasury Note	Short	(340,487,482)	(339,724,687)	762,795
6/14	1,526 U.S. 10-Year Deliverable Interest Rate Swap	Short	(153,506,846)	(155,294,344)	(1,787,498)
6/14	3,511 U.S. 10-Year Treasury Note	Short	(436,356,504)	(436,845,204)	(488,700)
6/14	459 U.S. Long Treasury Bond	Short	(60,646,326)	(61,936,313)	(1,289,987)

					$(5,916,580)

BMF – Brazilian Mercantile and Futures Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

LME:  London Metal Exchange.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

U.K. Gilt:  Gilt issues having a maturity of 8.25 to 13 years from the calendar day of the delivery month.

44

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April 30, 2014

Notes to Consolidated Financial Statements — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	GBP	33,739	Receives	6-month GBP LIBOR	2.00%	2/20/19	$(193,721)
LCH.Clearnet	HUF	5,992,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(1,124,738)
LCH.Clearnet	HUF	7,698,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(1,229,723)
LCH.Clearnet	HUF	13,713,000	Receives	6-month HUF BUBOR	3.78	11/15/18	(366,684)
LCH.Clearnet	NZD	235,000	Pays	3-month NZD Bank Bill	4.71	10/8/16	237,349
LCH.Clearnet	NZD	64,000	Pays	3-month NZD Bank Bill	4.74	10/10/16	77,055
LCH.Clearnet	NZD	244,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	340,248
LCH.Clearnet	NZD	131,000	Pays	3-month NZD Bank Bill	4.74	10/12/16	157,962

							$(2,102,252)

GBP	–	British Pound Sterling
HUF	–	Hungarian Forint
NZD	–	New Zealand Dollar

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	BRL	1,156	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$28,260
Bank of America	BRL	30,916	Pays	Brazil CETIP Interbank Deposit Rate	12.94	1/2/23	585,039
Bank of America	HUF	589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(310,422)
Bank of America	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	592,084
Bank of America	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	147,918
Bank of America	MYR	123,219	Pays	3-month MYR KLIBOR	3.51	1/15/16	(57,553)
Bank of America	MYR	30,160	Receives	3-month MYR KLIBOR	4.58	1/15/24	31,327
Bank of America	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	620,169
Bank of America	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(232,520)
Bank of America	PLN	30,671	Pays	6-month PLN WIBOR	4.31	8/10/17	587,205
Bank of America	PLN	59,500	Pays	6-month PLN WIBOR	4.35	8/23/17	1,163,015
Bank of America	PLN	23,960	Pays	6-month PLN WIBOR	4.30	9/18/17	446,086
Bank of America	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	114,802
Bank of America	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(74,844)
Bank of America	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(416,226)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,288,528
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	551,219
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	779,016
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	1,350,043
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(713,296)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	431,127
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,271,754
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(717,184)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	128,636
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(38,296)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	602,967

45

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Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81%	11/20/17	$16,757
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(10,955)
Citibank NA	MYR	120,126	Pays	3-month MYR KLIBOR	3.51	1/15/16	(59,242)
Citibank NA	MYR	82,320	Pays	3-month MYR KLIBOR	3.60	2/25/16	6,158
Citibank NA	MYR	29,137	Receives	3-month MYR KLIBOR	4.58	1/15/24	30,265
Citibank NA	MYR	19,892	Receives	3-month MYR KLIBOR	4.57	2/25/24	1,997
Citibank NA	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	544,289
Citibank NA	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	800,897
Citibank NA	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	177,767
Citibank NA	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	570,371
Citibank NA	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	543,162
Citibank NA	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	589,630
Citibank NA	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(308,949)
Citibank NA	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	235,509
Citibank NA	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	194,774
Citibank NA	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	577,893
Citibank NA	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(376,904)
Credit Suisse International	HUF	589,390	Pays	6-month HUF BUBOR	5.20	12/16/16	148,873
Credit Suisse International	HUF	972,410	Pays	6-month HUF BUBOR	5.11	1/11/17	233,645
Credit Suisse International	HUF	1,527,590	Pays	6-month HUF BUBOR	5.13	1/11/17	374,370
Credit Suisse International	HUF	2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,503,907)
Credit Suisse International	HUF	829,350	Pays	6-month HUF BUBOR	5.12	1/16/17	199,753
Credit Suisse International	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(810,921)
Credit Suisse International	HUF	680,000	Pays	6-month HUF BUBOR	5.22	1/20/17	172,036
Credit Suisse International	PLN	33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	683,691
Deutsche Bank	BRL	76,412	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/21	1,283,556
Deutsche Bank	BRL	5,570	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	112,182
Deutsche Bank	CLP	4,209,192	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(202,788)
Deutsche Bank	CLP	12,138,861	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(548,289)
Deutsche Bank	MYR	124,694	Pays	3-month MYR KLIBOR	3.48	1/13/16	(80,386)
Deutsche Bank	MYR	165,451	Pays	3-month MYR KLIBOR	3.60	2/26/16	10,423
Deutsche Bank	MYR	30,518	Receives	3-month MYR KLIBOR	4.54	1/13/24	1,722
Deutsche Bank	MYR	40,095	Receives	3-month MYR KLIBOR	4.56	2/26/24	(224)
Deutsche Bank	PLN	35,927	Pays	6-month PLN WIBOR	4.34	7/30/17	706,918
Deutsche Bank	PLN	102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	2,052,091
Deutsche Bank	PLN	60,960	Pays	6-month PLN WIBOR	4.28	8/6/17	1,145,606
Deutsche Bank	PLN	43,382	Pays	6-month PLN WIBOR	4.24	8/7/17	796,353
Deutsche Bank	PLN	34,120	Pays	6-month PLN WIBOR	4.33	8/17/17	655,707
Deutsche Bank	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	143,712
Deutsche Bank	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(99,200)
Goldman Sachs International	BRL	1,060	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	24,142
Goldman Sachs International	MYR	118,649	Pays	3-month MYR KLIBOR	3.47	1/13/16	(82,664)
Goldman Sachs International	MYR	28,780	Receives	3-month MYR KLIBOR	4.53	1/13/24	(5,321)

46

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35%	8/1/17	$404,539
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	284,616
JPMorgan Chase Bank	HUF	6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	2,860,891
JPMorgan Chase Bank	HUF	6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(3,117,441)
JPMorgan Chase Bank	HUF	2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	991,951
JPMorgan Chase Bank	HUF	2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(1,099,443)
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(1,287,035)
JPMorgan Chase Bank	HUF	2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	1,115,214
JPMorgan Chase Bank	HUF	2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(1,206,953)
JPMorgan Chase Bank	HUF	1,956,000	Pays	6-month HUF BUBOR	5.10	12/27/16	473,261
JPMorgan Chase Bank	HUF	1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(1,045,484)
JPMorgan Chase Bank	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	469,117
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,544,411)
JPMorgan Chase Bank	MYR	79,910	Pays	3-month MYR KLIBOR	3.60	2/25/16	5,978
JPMorgan Chase Bank	MYR	159,007	Pays	3-month MYR KLIBOR	3.60	2/26/16	10,017
JPMorgan Chase Bank	MYR	19,640	Receives	3-month MYR KLIBOR	4.56	2/25/24	(1,554)
JPMorgan Chase Bank	MYR	38,970	Receives	3-month MYR KLIBOR	4.57	2/26/24	2,115
JPMorgan Chase Bank	NZD	178,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	96,084
JPMorgan Chase Bank	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	(541,778)
JPMorgan Chase Bank	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	510,797
Nomura International PLC	BRL	14,211	Pays	Brazil CETIP Interbank Deposit Rate	13.03	1/4/21	306,525
Nomura International PLC	BRL	78,892	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/4/21	1,841,188
Nomura International PLC	BRL	12,574	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	183,856
Nomura International PLC	BRL	29,753	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	508,713

							$17,324,116

BRL	–	Brazilian Real
CLP	–	Chilean Peso
HUF	–	Hungarian Forint
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Romania	BNP Paribas	$6,620	1.00	%(1)	9/20/18	1.42%	$(111,146)	$215,936	$104,790
Romania	Goldman Sachs International	6,470	1.00	(1)	9/20/18	1.42	(108,627)	210,722	102,095
Russia	Barclays Bank PLC	8,230	1.00	(1)	3/20/19	2.57	(568,169)	488,620	(79,549)
Russia	BNP Paribas	19,670	1.00	(1)	3/20/19	2.57	(1,357,945)	1,125,755	(232,190)
Russia	Deutsche Bank	32,960	1.00	(1)	3/20/19	2.57	(2,275,437)	1,900,484	(374,953)
Russia	Goldman Sachs International	16,380	1.00	(1)	3/20/19	2.57	(1,130,815)	937,461	(193,354)

47

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America	$5,575	1.00	%(1)	9/20/15	0.72%	$28,090	$25,304	$53,394
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	0.83	68,600	44,897	113,497
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	0.83	20,835	14,291	35,126
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.37	(221,653)	442,355	220,702
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	1.37	(232,011)	241,444	9,433
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	1.37	(179,327)	166,344	(12,983)
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	1.37	(326,130)	255,527	(70,603)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.57	60,577	100,091	160,668
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.72	60,464	123,287	183,751
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.83	48,493	37,247	85,740
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.83	29,636	22,573	52,209
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.28	(29,729)	84,843	55,114
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.37	(126,977)	196,564	69,587
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.37	(101,136)	145,999	44,863
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.37	(211,628)	339,507	127,879
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.37	(102,472)	190,224	87,752
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.37	(187,458)	254,438	66,980
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	0.57	30,288	33,315	63,603
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.28	(34,189)	96,247	62,058
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.57	60,577	98,091	158,668
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	0.57	30,288	33,824	64,112
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.83	68,600	52,766	121,366
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.83	42,193	72,138	114,331
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	0.83	31,252	26,166	57,418
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.37	(111,383)	240,846	129,463
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	0.72	62,984	82,826	145,810
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	0.72	27,713	37,500	65,213
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	0.72	28,090	26,732	54,822
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	0.72	7,306	8,853	16,159
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	0.83	52,510	40,333	92,843
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/17	1.37	(188,683)	418,256	229,573
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.37	(169,303)	337,879	168,576
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.37	(102,473)	158,631	56,158
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.83	69,993	56,431	126,424
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	0.83	32,382	27,113	59,495
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.37	(119,068)	250,749	131,681
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.45	(118,303)	138,449	20,146
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.37	(102,473)	218,674	116,201
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.37	(101,871)	157,699	55,828
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	1.45	(107,655)	130,938	23,283
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.57	30,288	50,545	80,833
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.57	30,288	32,805	63,093
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.37	(102,473)	184,498	82,025

48

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Morgan Stanley & Co. International PLC	$4,400	1.00	%(1)	6/20/17	1.28%	$(32,703)	$90,796	$58,093
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.37	(102,473)	181,632	79,159
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.37	(99,132)	117,852	18,720
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.37	(44,553)	41,423	(3,130)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.45	(104,234)	124,381	20,147
Turkey	Bank of America	94,932	1.00	(1)	12/20/17	1.60	(1,898,961)	1,640,748	(258,213)
Turkey	Deutsche Bank	20,000	1.00	(1)	12/20/17	1.60	(400,066)	345,668	(54,398)

Total		$701,588					$(10,289,209)	$13,118,717	$2,829,508

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Brazil	Bank of America	$7,450	1.00	%(1)	12/20/20	$315,323	$(172,512)	$142,811
Brazil	Bank of America	5,080	1.00	(1)	12/20/20	215,013	(125,711)	89,302
Brazil	Bank of America	4,575	1.00	(1)	12/20/20	193,638	(110,740)	82,898
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	152,371	(76,198)	76,173
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(79,632)	—	(79,632)
Brazil	Barclays Bank PLC	13,860	1.00	(1)	12/20/20	586,629	(350,984)	235,645
Brazil	Goldman Sachs International	5,100	1.00	(1)	3/20/24	407,757	(593,628)	(185,871)
Brazil	Morgan Stanley & Co. International PLC	6,920	1.00	(1)	3/20/24	553,270	(806,291)	(253,021)
Bulgaria	Barclays Bank PLC	9,861	1.00	(1)	12/20/18	59,584	(108,393)	(48,809)
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	3,821	(21,770)	(17,949)
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	15,977	(43,900)	(27,923)
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	22,993	(55,088)	(32,095)
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	28,036	(44,751)	(16,715)
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	22,472	(48,418)	(25,946)
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	27,190	(49,282)	(22,092)
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	54,381	(96,658)	(42,277)
China	Bank of America	22,200	1.00	(1)	3/20/17	(388,360)	(382,792)	(771,152)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(654,490)	(587,064)	(1,241,554)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(238,876)	(203,633)	(442,509)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(279,356)	(238,141)	(517,497)
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	(282,193)	(412,216)	(694,409)
Colombia	Deutsche Bank	6,634	1.00	(1)	6/20/22	147,125	(359,108)	(211,983)
Colombia	Deutsche Bank	14,170	1.00	(1)	6/20/22	314,411	(868,620)	(554,209)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	(100,038)	(146,130)	(246,168)
Colombia	Goldman Sachs International	3,390	1.00	(1)	9/20/21	55,105	(110,531)	(55,426)

49

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Colombia	Goldman Sachs International	$5,380	1.00	%(1)	6/20/22	$119,314	$(346,461)	$(227,147)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	(207,835)	(307,832)	(515,667)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	117,442	(98,056)	19,386
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	603,185	(558,248)	44,937
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	293,607	(247,816)	45,791
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	88,082	(72,663)	15,419
Croatia	Citibank NA	4,050	1.00	(1)	3/20/18	262,936	(208,940)	53,996
Croatia	Citibank NA	3,070	1.00	(1)	3/20/18	199,312	(158,412)	40,900
Croatia	Citibank NA	4,287	1.00	(1)	3/20/18	278,322	(307,465)	(29,143)
Croatia	Citibank NA	2,670	1.00	(1)	6/20/18	189,916	(208,205)	(18,289)
Croatia	Citibank NA	13,270	1.00	(1)	6/20/18	943,886	(1,021,723)	(77,837)
Croatia	Deutsche Bank	410	1.00	(1)	12/20/17	24,076	(20,681)	3,395
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	117,443	(97,141)	20,302
Croatia	HSBC Bank USA	6,508	1.00	(1)	3/20/18	422,515	(466,754)	(44,239)
Croatia	JPMorgan Chase Bank	2,967	1.00	(1)	6/20/18	211,041	(231,553)	(20,512)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	54,748	(60,037)	(5,289)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	146,804	(123,112)	23,692
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	146,804	(125,495)	21,309
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	81,329	(65,075)	16,254
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	93,660	(80,137)	13,523
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	200,091	(223,169)	(23,078)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	448,826	(470,706)	(21,880)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	200,300	(229,371)	(29,071)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	417,458	(489,398)	(71,940)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	2,642,339	(2,103,967)	538,372
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	324,611	(241,232)	83,379
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	219,673	(93,764)	125,909
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	280,434	(119,699)	160,735
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	116,550	(67,243)	49,307

Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	672,687	(309,700)	362,987
Egypt	Citibank NA	50	1.00	(1)	6/20/20	7,392	(3,575)	3,817
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	420,346	(227,199)	193,147
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	228,171	(87,448)	140,723
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	16,981	(10,200)	6,781
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	255,506	(111,351)	144,155
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	130,090	(71,243)	58,847

50

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Egypt	Deutsche Bank	$2,855	1.00	%(1)	12/20/15	$109,099	$(57,259)	$51,840
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	754,001	(308,663)	445,338
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	680,079	(314,593)	365,486
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	672,687	(311,592)	361,095
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	302,245	(135,736)	166,509
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,530,407	(895,945)	634,462
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	98,088	(783,995)	(685,907)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	188,433	(1,500,573)	(1,312,140)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	5,965	(41,278)	(35,313)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	18,161	(62,346)	(44,185)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	18,161	(71,307)	(53,146)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	24,833	(83,750)	(58,917)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	82,657	(144,620)	(61,963)
Lebanon	Citibank NA	4,600	3.30		9/20/14	(51,971)	—	(51,971)
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	6,107	(42,261)	(36,154)
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	6,391	(43,338)	(36,947)
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	7,812	(54,870)	(47,058)
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	10,377	(31,178)	(20,801)
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	68,042	(166,122)	(98,080)
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	170,105	(385,712)	(215,607)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	17,049	(57,802)	(40,753)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	32,615	(109,937)	(77,322)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	59,641	(148,765)	(89,124)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	56,702	(128,802)	(72,100)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	73,564	(123,968)	(50,404)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	82,657	(142,907)	(60,250)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	137,210	(231,736)	(94,526)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	375,426	(664,627)	(289,201)
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	22,608	(70,758)	(48,150)
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	29,519	(73,630)	(44,111)
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	30,122	(76,120)	(45,998)
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	75,980	(153,648)	(77,668)
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	50,999	(89,810)	(38,811)
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	82,656	(146,329)	(63,673)
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	113,901	(199,757)	(85,856)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	40,826	(92,738)	(51,912)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	1,723,366	(2,165,682)	(442,316)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(505,828)	395,572	(110,256)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(468,788)	339,072	(129,716)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	92,102	(129,623)	(37,521)
Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(677,613)	155,924	(521,689)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	200,267	(844,192)	(643,925)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	55,393	(244,926)	(189,533)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	58,944	(224,553)	(165,609)

51

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Mexico	Deutsche Bank	$6,900	1.00	%(1)	6/20/22	$98,003	$(368,050)	$(270,047)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	203,108	(792,675)	(589,567)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(107,282)	(57,069)	(164,351)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(77,838)	(46,973)	(124,811)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(104,416)	(66,048)	(170,464)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(104,417)	(71,671)	(176,088)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(83,115)	(54,486)	(137,601)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(104,416)	(64,109)	(168,525)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(109,588)	(73,033)	(182,621)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(115,357)	(75,316)	(190,673)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(85,246)	(59,709)	(144,955)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(104,416)	(64,898)	(169,314)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(83,057)	(42,418)	(125,475)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(104,416)	(64,109)	(168,525)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(50,757)	(31,651)	(82,408)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(115,357)	(83,066)	(198,423)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(115,356)	(87,953)	(203,309)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(104,417)	(69,680)	(174,097)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(115,357)	(81,780)	(197,137)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(301,287)	201,063	(100,224)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(84,415)	57,324	(27,091)
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(104,728)	12,948	(91,780)
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(37,051)	31,343	(5,708)
Qatar	Deutsche Bank	1,713	1.00	(1)	6/20/19	(37,052)	29,542	(7,510)
Qatar	Deutsche Bank	3,920	1.00	(1)	6/20/19	(84,788)	67,602	(17,186)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(48,872)	38,425	(10,447)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(97,300)	64,396	(32,904)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	(21,714)	(12,189)	(33,903)
Qatar	JPMorgan Chase Bank	1,830	1.00	(1)	3/20/19	(40,652)	30,165	(10,487)
Qatar	JPMorgan Chase Bank	3,284	1.00	(1)	6/20/19	(71,032)	63,333	(7,699)
Qatar	JPMorgan Chase Bank	2,000	1.00	(1)	6/20/19	(43,260)	33,483	(9,777)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(30,657)	20,800	(9,857)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(76,863)	53,797	(23,066)
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	(54,262)	(30,866)	(85,128)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	1,297,978	(1,160,764)	137,214
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	697,144	(664,586)	32,558
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	554,491	(324,514)	229,977
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	1,168,220	(1,053,338)	114,882
Russia	Deutsche Bank	4,750	1.00	(1)	9/20/17	191,413	(107,555)	83,858
Russia	Deutsche Bank	9,800	1.00	(1)	9/20/17	394,914	(376,471)	18,443
Russia	Deutsche Bank	41,153	1.00	(1)	6/20/18	2,226,021	(610,994)	1,615,027
Russia	Deutsche Bank	35,840	1.00	(1)	6/20/18	1,938,562	(525,630)	1,412,932
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	713,263	(417,570)	295,693
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	318,349	(188,767)	129,582

52

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Russia	JPMorgan Chase Bank	$16,870	1.00	%(1)	6/20/18	$912,520	$(251,024)	$661,496
Russia	JPMorgan Chase Bank	16,587	1.00	(1)	6/20/18	897,213	(240,452)	656,761
Russia	JPMorgan Chase Bank	8,550	1.00	(1)	6/20/18	462,481	(114,797)	347,684
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	369,930	(222,202)	147,728
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	303,838	(164,796)	139,042
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	337,228	(155,974)	181,254
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,093,907	(434,600)	659,307
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	332,228	(144,778)	187,450
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	2,678,105	(1,740,509)	937,596
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	1,905,223	(1,371,295)	533,928
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	1,472,592	(1,011,980)	460,612
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	1,820,160	(1,648,314)	171,846
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	303,838	(190,498)	113,340
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	261,836	(117,632)	144,204
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	261,836	(133,974)	127,862
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	261,837	(191,654)	70,183
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	564,703	(557,727)	6,976
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	725,872	(599,540)	126,332
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	773,268	(306,073)	467,195
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	472,588	(198,266)	274,322
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	992,399	(771,634)	220,765
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	830,505	(692,608)	137,897
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,539,361	(1,210,500)	328,861
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	992,399	(792,816)	199,583
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	188,573	(134,420)	54,153
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	277,547	(194,605)	82,942
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	240,890	(174,328)	66,562
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	282,352	(202,842)	79,510
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	267,074	(131,583)	135,491
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	240,889	(144,385)	96,504
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	282,351	(205,131)	77,220
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	564,703	(544,412)	20,291
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,093,906	(462,071)	631,835
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	672,826	(367,070)	305,756
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	498,342	(221,208)	277,134
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	914,654	(860,080)	54,574
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	756,116	(454,251)	301,865
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	337,228	(154,565)	182,663
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	332,692	(185,200)	147,492
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	87,710	(48,872)	38,838
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	837,332	(345,407)	491,925
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	1,549,440	(1,400,494)	148,946
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,390,273	(1,251,256)	139,017

53

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Goldman Sachs International	$17,335	1.00	%(1)	12/20/20	$1,116,120	$(469,708)	$646,412
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	516,371	(220,832)	295,539
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	977,775	(856,493)	121,282
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	762,959	(673,122)	89,837
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	694,291	(588,228)	106,063
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	250,788	(186,414)	64,374
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	221,368	(197,477)	23,891
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	267,074	(129,269)	137,805
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	261,836	(131,268)	130,568
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	272,311	(188,661)	83,650
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	282,351	(198,253)	84,098
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	282,351	(281,077)	1,274
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	814,041	(627,979)	186,062
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	365,862	(260,138)	105,724
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	672,226	(583,675)	88,551
Spain	Bank of America	15,000	1.00	(1)	6/20/20	44,285	(221,101)	(176,816)
Spain	Bank of America	7,500	1.00	(1)	9/20/20	37,878	(369,097)	(331,219)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	9,295	(80,583)	(71,288)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	29,523	(522,419)	(492,896)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	37,433	(462,226)	(424,793)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	33,310	(318,837)	(285,527)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	314,182	(3,052,698)	(2,738,516)
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	2,038	(83,098)	(81,060)
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	9,295	(184,005)	(174,710)
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	25,252	(180,813)	(155,561)
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	7,501	(140,223)	(132,722)
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	29,523	(327,774)	(298,251)
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	41,185	(606,662)	(565,477)
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	90,895	(757,406)	(666,511)
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	169,543	(1,647,341)	(1,477,798)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	14,762	(263,326)	(248,564)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	43,145	(544,113)	(500,968)
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	25,252	(176,060)	(150,808)
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	75,755	(1,046,369)	(970,614)
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(40,191)	(7,793)	(47,984)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	103,938	—	103,938
Thailand	Citibank NA	7,700	0.86		12/20/14	(39,442)	—	(39,442)
Thailand	Citibank NA	3,700	0.95		9/20/19	55,121	—	55,121
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(50,238)	(13,621)	(63,859)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(78,467)	(14,666)	(93,133)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(47,224)	(8,532)	(55,756)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(90,429)	(16,354)	(106,783)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(100,477)	(18,171)	(118,648)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(20,276)	—	(20,276)

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Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Thailand	Standard Chartered Bank	$5,000	1.00	%(1)	9/20/15	$(50,238)	$(9,077)	$(59,315)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(50,238)	(12,978)	(63,216)
Tunisia	Barclays Bank PLC	7,030	1.00	(1)	9/20/17	463,420	(427,080)	36,340
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	262,974	(260,541)	2,433
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	815,894	(680,884)	135,010
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	440,107	(387,680)	52,427
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	441,586	(368,512)	73,074
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	489,707	(430,138)	59,569
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	441,585	(408,030)	33,555
Tunisia	JPMorgan Chase Bank	8,770	1.00	(1)	9/20/17	578,025	(560,303)	17,722
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	119,108	(104,846)	14,262
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	410,926	(424,605)	(13,679)
Banco Activo Bank SA	Goldman Sachs International	EUR 1,614	5.00	(1)	3/20/19	(216,737)	90,200	(126,537)
Banco Comercial Portugues SA	Barclays Bank PLC	EUR 3,190	5.00	(1)	12/20/18	(423,693)	43,523	(380,170)
Banco Comercial Portugues SA	Barclays Bank PLC	EUR 5,515	5.00	(1)	3/20/19	651,787	366,989	1,018,776
Banco Comercial Portugues SA	Barclays Bank PLC	EUR 3,191	5.00	(1)	3/20/19	(428,505)	165,958	(262,547)
Banco Comercial Portugues SA	Barclays Bank PLC	EUR 3,190	5.00	(1)	3/20/19	(423,693)	45,254	(378,439)
Banco Espirito Santo SA	Barclays Bank PLC	EUR 1,982	5.00	(1)	3/20/19	(291,767)	162,024	(129,743)
Banco Espirito Santo SA	Barclays Bank PLC	EUR 3,187	5.00	(1)	3/20/19	(469,154)	252,311	(216,843)
Banco Espirito Santo SA	Barclays Bank PLC	EUR 6,375	5.00	(1)	3/20/19	(938,454)	523,839	(414,615)
Banco Espirito Santo SA	Deutsche Bank	EUR 1,689	5.00	(1)	3/20/19	(248,635)	138,964	(109,671)
Banco Espirito Santo SA	Deutsche Bank	EUR 2,167	5.00	(1)	3/20/19	(319,001)	190,911	(128,090)
Banco Espirito Santo SA	Goldman Sachs International	EUR 536	5.00	(1)	3/20/19	(78,904)	43,817	(35,087)
Caixa Geral de Depositos SA	Barclays Bank PLC	EUR 3,185	5.00	(1)	3/20/19	(587,258)	372,019	(215,239)

						$65,823,613	$(72,446,797)	$(6,623,184)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $701,588,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront

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Notes to Consolidated Financial Statements — continued

payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	GTQ 37,760	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $4,702,698 (Notional Amount) plus Notional Amount at termination date	6/9/14	$160,364
Citibank NA	KRW 49,320,848	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	6/12/14	(539,123)
JPMorgan Chase Bank	PLN 116,909	Negative Return on WIG20 Index	Positive Return on WIG20 Index	6/20/14	(737,537)

					$(1,116,296)

GTQ	–	Guatemalan Quetzal
KRW	–	South Korean Won
PLN	–	Polish Zloty

Cross-Currency Swaps
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)	Portfolio Pays Floating Rate on Notional Amount (000’s omitted)	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Deutsche Bank	CLF 183	CLP 4,209,200	6-month Sinacofi Chile Interbank Rate	2.09%	5/10/18	$454,514

Deutsche Bank	CLF 529	CLP 12,138,861	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	1,349,609

						$1,804,123

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America	TRY 26,000	$14,619	3-month USD-LIBOR-BBA	6.97%	8/18/21	$3,366,784
Barclays Bank PLC	TRY 60,000	40,080	3-month USD-LIBOR-BBA	8.25	8/11/20	11,667,956
Barclays Bank PLC	TRY 25,350	16,650	3-month USD-LIBOR-BBA	8.32	8/16/20	4,327,302
Citibank NA	TRY 25,000	16,700	3-month USD-LIBOR-BBA	8.20	8/11/20	4,893,356
Citibank NA	TRY 3,909	2,449	3-month USD-LIBOR-BBA	8.23	2/25/21	692,924

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Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps (continued)
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Deutsche Bank	TRY 22,254	$14,861	3-month USD-LIBOR-BBA	8.26%	8/11/20	$4,317,035
Deutsche Bank	TRY 14,321	8,996	3-month USD-LIBOR-BBA	8.20	2/24/21	2,570,283
JPMorgan Chase Bank	TRY 27,000	18,012	3-month USD-LIBOR-BBA	8.29	8/11/20	5,199,156
JPMorgan Chase Bank	TRY 20,000	13,333	3-month USD-LIBOR-BBA	8.36	8/11/20	3,806,827
JPMorgan Chase Bank	TRY 10,000	5,610	3-month USD-LIBOR-BBA	6.96	8/18/21	1,285,083

						$42,126,706

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

JPMorgan Chase Bank	$24,435	TRY 52,047	3-month USD-LIBOR-BBA	10.76%	4/8/16	$987,440

						$987,440

						$44,918,269

CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
TRY	–	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the six months ended April 30, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Premiums Received

Outstanding, beginning of period	INR 23,640,919	COP —	$6,399,976
Options written	—	66,779,001	9,289
Options expired	—	(56,247,741)	(2,896)

Outstanding, end of period	INR 23,640,919	COP 10,531,260	$6,406,369

COP	–	Colombian Peso
INR	–	Indian Rupee

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Notes to Consolidated Financial Statements — continued

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, foreign currency futures contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options, swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $114,280,162. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $12,342,838 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Securities of unaffiliated issuers, at value	$—	$—	$—	$8,391,511	$4,582	$8,396,093
Net unrealized appreciation*	4,353,599	—	—	—	1,577,684	5,931,283
Receivable for open forward foreign currency exchange contracts	—	—	—	39,504,644	—	39,504,644
Receivable for open swap contracts; Premium paid/received on open swap contracts	—	78,491,802	—	160,364	78,736,575	157,388,741

Total Asset Derivatives	$4,353,599	$78,491,802	$—	$48,056,519	$80,318,841	$211,220,761

Derivatives not subject to master netting or similar agreements	$4,353,599	$—	$—	$—	$1,577,684	$5,931,283

Total Asset Derivatives subject to master netting or similar agreements	$—	$78,491,802	$—	$48,056,519	$78,741,157	$205,289,478

Written options outstanding, at value	$—	$—	$—	$(235,956)	$—	$(235,956)
Net unrealized appreciation*	(70,298)	—	(3,399,904)	(547)	(10,479,366)	(13,950,115)
Payable for open forward foreign currency exchange contracts	—	—	—	(73,315,958)	—	(73,315,958)
Payable for open swap contracts; Premium paid/received on open swap contracts	—	(22,957,398)	(1,276,660)	—	(16,494,190)	(40,728,248)

Total Liability Derivatives	$(70,298)	$(22,957,398)	$(4,676,564)	$(73,552,461)	$(26,973,556)	$(128,230,277)

Derivatives not subject to master netting or similar agreements	$(70,298)	$—	$(3,399,904)	$(547)	$(10,479,366)	$(13,950,115)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(22,957,398)	$(1,276,660)	$(73,551,914)	$(16,494,190)	$(114,280,162)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset

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Notes to Consolidated Financial Statements — continued

under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Bank of America	$25,413,429	$(23,532,359)	$(770,261)	$—	$1,110,809
Barclays Bank PLC	30,363,615	(7,995,578)	(22,368,037)	—	—
BNP Paribas	8,319,446	(6,614,409)	(1,705,037)	—	—
Citibank NA	24,183,983	(9,126,178)	(11,495,420)	—	3,562,385
Credit Suisse International	9,348,969	(2,476,449)	(6,872,520)	—	—
Deutsche Bank	34,605,559	(15,778,009)	(18,827,550)	—	—
Goldman Sachs International	10,084,580	(9,984,773)	—	—	99,807
HSBC Bank USA	7,859,586	(2,509,148)	(5,350,438)	—	—
JPMorgan Chase Bank	28,682,076	(14,162,828)	—	(14,519,248)	—
Morgan Stanley & Co. International PLC	10,212,668	(728,905)	(9,483,763)	—	—
Nomura International PLC	8,222,679	(476,997)	(7,745,682)	—	—
Standard Bank	878,291	—	—	(710,000)	168,291
Standard Chartered Bank	6,877,636	(6,877,636)	—	—	—
VTB Capital PLC	236,961	—	—	—	236,961

	$205,289,478	$(100,263,269)	$(84,618,708)	$(15,229,248)	$5,178,253

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(1,033,500)	$—	$1,033,500	$—	$—
Bank of America	(23,532,359)	23,532,359	—	—	—
Barclays Bank PLC	(7,995,578)	7,995,578	—	—	—
BNP Paribas	(6,614,409)	6,614,409	—	—	—
Citibank NA	(9,126,178)	9,126,178	—	—	—
Credit Suisse International	(2,476,449)	2,476,449	—	—	—
Deutsche Bank	(15,778,009)	15,778,009	—	—	—
Goldman Sachs International	(9,984,773)	9,984,773	—	—	—
HSBC Bank USA	(2,509,148)	2,509,148	—	—	—
JPMorgan Chase Bank	(14,162,828)	14,162,828	—	—	—
Morgan Stanley & Co. International PLC	(728,905)	728,905	—	—	—
Nomura International PLC	(476,997)	476,997	—	—	—
Standard Chartered Bank	(13,696,593)	6,877,636	3,997,122	—	(2,821,835)
Toronto-Dominion Bank	(731,185)	—	—	—	(731,185)
UBS AG	(54,262)	—	—	—	(54,262)
VTB Capital PLC	(5,378,989)	—	5,223,731	—	(155,258)

	$(114,280,162)	$100,263,269	$10,254,353	$—	$(3,762,540)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Information with respect to repurchase and reverse repurchase agreements at April 30, 2014 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(431,989)	$(14,912,420)	$—
Futures contracts	2,005,105	—	3,515,182	(2,169)	(48,491,572)
Written options	—	—	—	2,896	—
Swap contracts	—	(25,983,629)	253,409	(1,114,160)	3,558,672
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	(37,025,177)	—

Total	$2,005,105	$(25,983,629)	$3,336,602	$(53,051,030)	$(44,932,900)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(2,330,965)	$15,692,777	$(982,255)
Futures contracts	3,888,000	—	(4,677,683)	(547)	34,130,414
Written options	—	—	—	7,815,017	—
Swap contracts	—	(10,319,988)	1,010,642	73,182	18,523,978
Foreign currency and forward foreign currency exchange contracts	—	—	—	(366,255)	—

Total	$3,888,000	$(10,319,988)	$(5,998,006)	$23,214,174	$51,672,137

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Interest Rate Swaptions	Swap Contracts

$179,422,000	$2,023,180,000	$6,493,265,000	$99,600,000	$5,943,358,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were approximately $995,585,000 and 290,857,000 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

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7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2014 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

JPMorgan Chase Bank	4/16/14	5/27/14	(1.75)%	$13,644,730	$13,644,730

For the six months ended April 30, 2014, the average borrowings under reverse repurchase agreements and the average annual interest rate were approximately $12,583,000 and (0.26)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2014.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)

Bank of America	$36,221,045	$—	$(36,155,600)	$65,445

Barclays Bank PLC	43,809,958	—	(43,809,958)	—

JPMorgan Chase Bank	10,860,000	(10,860,000)	—	—

Nomura International PLC	25,002,318	—	(25,002,318)	—

	$115,915,013	$(10,881,692)	$(104,967,876)	$65,445

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Collateral Pledged(a)	Net Amount(c)

JPMorgan Chase Bank	$(13,644,730)	$10,860,000	$2,784,730	$ —

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

62

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Foreign Government Bonds	$—	$2,133,488,180		$—	$2,133,488,180
Foreign Corporate Bonds	—	6,757,226		—	6,757,226
Corporate Bonds & Notes	—	621,071		—	621,071
Collateralized Mortgage Obligations	—	69,996,349		—	69,996,349
Mortgage Pass-Throughs	—	975,496,912		—	975,496,912
U.S. Government Agency Obligations	—	317,016,106		—	317,016,106
U.S. Treasury Obligations	—	276,324,089		—	276,324,089
Common Stocks	—	18,286,954	*	—	18,286,954
Precious Metals	35,604,480	—		—	35,604,480
Currency Call Options Purchased	—	2,603		—	2,603
Currency Put Options Purchased	—	8,388,908		—	8,388,908
Interest Rate Swaptions Purchased	—	4,582		—	4,582
Short-Term Investments —
Foreign Government Securities	—	713,737,461		—	713,737,461
U.S. Treasury Obligations	—	19,999,320		—	19,999,320
Repurchase Agreements	—	115,893,321		—	115,893,321
Other	—	31,561,812		—	31,561,812

Total Investments	$35,604,480	$4,687,574,894		$—	$4,723,179,374

Forward Foreign Currency Exchange Contracts	$—	$39,504,644		$—	$39,504,644
Futures Contracts	5,118,669	—		—	5,118,669
Swap Contracts	—	158,201,355		—	158,201,355

Total	$40,723,149	$4,885,280,893		$—	$4,926,004,042

63

Global Macro Portfolio

April 30, 2014

Notes to Consolidated Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3	Total

Currency Call Options Written	$—	$(2,603)	$—	$(2,603)
Currency Put Options Written	—	(233,353)	—	(233,353)
Securities Sold Short	—	(92,378,649)	—	(92,378,649)
Forward Foreign Currency Exchange Contracts	—	(73,315,958)	—	(73,315,958)
Futures Contracts	(11,035,249)	—	—	(11,035,249)
Swap Contracts	—	(43,643,114)	—	(43,643,114)

Total	$(11,035,249)	$(209,573,677)	$—	$(220,608,926)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

64

Global Macro Portfolio

April 30, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of April 30, 2014, and the related consolidated statement of operations for the six month period then ended, the consolidated statements of changes in net assets for the six month period then ended and the year ended October 31, 2013, and the consolidated supplementary data for the six month period then ended and each of the five years in the period ended October 31, 2013. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of April 30, 2014, the results of their operations for the six month period then ended, the changes in their net assets for the six month period then ended and the year ended October 31, 2013, and the supplementary data for the six month period then ended and each of the five years in the period ended October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 23, 2014

65

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Board of Trustee’s Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

66

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Board of Trustee’s Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s duration or other general market exposures, either by investing in specific securities or through the use of certain derivatives.

67

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Board of Trustee’s Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

68

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

69

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

70

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Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757 4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 19, 2014

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: June 19, 2014